UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Value Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	3.4
CBRE Group, Inc.	1.5
Raymond James Financial, Inc.	1.4
PG&E Corp.	1.3
Constellation Energy Corp.	1.3
Edison International	1.3
Steel Dynamics, Inc.	1.3
PACCAR, Inc.	1.2
Regal Rexnord Corp.	1.1
Builders FirstSource, Inc.	1.1
14.9

Market Sectors (% of Fund's net assets)

Industrials	19.2
Financials	17.0
Materials	10.1
Real Estate	9.1
Consumer Discretionary	9.0
Information Technology	7.8
Utilities	7.4
Energy	7.0
Health Care	6.8
Consumer Staples	3.7
Communication Services	2.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	203,637	8,315,604
Entertainment - 0.5%
Warner Bros Discovery, Inc. (b)	614,600	8,032,822
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	100,294	7,273,321
Media - 1.3%
News Corp. Class A	418,385	8,292,391
Nexstar Broadcasting Group, Inc. Class A	41,958	7,834,398
Thryv Holdings, Inc. (b)	154,521	3,662,148
		19,788,937
TOTAL COMMUNICATION SERVICES		43,410,684
CONSUMER DISCRETIONARY - 9.0%
Automobile Components - 1.3%
Aptiv PLC (b)	92,617	10,140,635
Atmus Filtration Technologies, Inc. (c)	209,700	5,001,345
Magna International, Inc. Class A (c)	90,435	5,817,684
		20,959,664
Broadline Retail - 0.6%
Kohl's Corp. (c)	303,346	8,630,194
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. (b)	130,592	5,646,798
Laureate Education, Inc. Class A	518,952	6,652,965
Service Corp. International	155,356	10,354,477
		22,654,240
Hotels, Restaurants & Leisure - 2.3%
Bowlero Corp. Class A (b)(c)	314,089	3,809,900
Hyatt Hotels Corp. Class A (c)	79,400	10,032,190
Light & Wonder, Inc. Class A (b)	90,736	6,378,741
MGM Resorts International	162,441	8,247,130
Travel+Leisure Co.	191,900	7,816,087
		36,284,048
Household Durables - 1.1%
Helen of Troy Ltd. (b)	44,964	6,353,413
PulteGroup, Inc.	50,933	4,298,236
Tempur Sealy International, Inc.	161,757	7,219,215
		17,870,864
Leisure Products - 0.6%
Brunswick Corp.	113,600	9,804,816
Specialty Retail - 1.6%
Lithia Motors, Inc. Class A (sub. vtg.)	32,271	10,021,114
O'Reilly Automotive, Inc. (b)	4,083	3,780,001
Upbound Group, Inc.	240,743	8,336,930
Victoria's Secret & Co. (b)	163,413	3,348,332
		25,486,377
TOTAL CONSUMER DISCRETIONARY		141,690,203
CONSUMER STAPLES - 3.7%
Consumer Staples Distribution & Retail - 2.1%
Albertsons Companies, Inc.	245,921	5,343,863
BJ's Wholesale Club Holdings, Inc. (b)	116,600	7,731,746
Performance Food Group Co. (b)	92,715	5,540,648
U.S. Foods Holding Corp. (b)	333,668	14,257,634
		32,873,891
Food Products - 1.6%
Bunge Ltd.	150,292	16,332,232
Tyson Foods, Inc. Class A	160,354	8,934,925
		25,267,157
TOTAL CONSUMER STAPLES		58,141,048
ENERGY - 7.0%
Energy Equipment & Services - 1.6%
Championx Corp.	240,900	8,576,040
Liberty Oilfield Services, Inc. Class A	320,391	5,276,840
NOV, Inc.	358,000	7,188,640
Valaris Ltd. (b)	63,100	4,846,080
		25,887,600
Oil, Gas & Consumable Fuels - 5.4%
Cenovus Energy, Inc. (c)	661,093	12,573,989
Chesapeake Energy Corp. (c)	115,490	9,740,427
Hess Corp.	77,016	11,685,638
Kosmos Energy Ltd. (b)	679,200	4,822,320
Occidental Petroleum Corp. (c)	228,598	14,431,392
Southwestern Energy Co. (b)	531,399	3,443,466
Targa Resources Corp.	197,810	16,218,442
Valero Energy Corp.	88,810	11,448,497
		84,364,171
TOTAL ENERGY		110,251,771
FINANCIALS - 17.0%
Banks - 3.8%
Citizens Financial Group, Inc.	426,252	13,750,890
East West Bancorp, Inc.	189,724	11,802,730
KeyCorp	498,200	6,132,842
M&T Bank Corp.	82,856	11,588,240
Truist Financial Corp.	253,300	8,414,626
Zions Bancorp NA (c)	210,800	8,063,100
		59,752,428
Capital Markets - 2.4%
Carlyle Group LP (c)	317,595	11,322,262
Raymond James Financial, Inc.	205,313	22,598,802
State Street Corp.	60,997	4,418,623
		38,339,687
Consumer Finance - 2.2%
Ally Financial, Inc.	217,600	6,645,504
Discover Financial Services	35,500	3,747,025
OneMain Holdings, Inc.	294,355	13,387,265
SLM Corp.	670,368	10,846,554
		34,626,348
Financial Services - 3.3%
Apollo Global Management, Inc.	141,773	11,584,272
Corebridge Financial, Inc. (c)	288,592	5,399,556
Fidelity National Information Services, Inc.	103,221	6,232,484
Voya Financial, Inc.	106,500	7,908,690
Walker & Dunlop, Inc.	127,168	11,569,745
WEX, Inc. (b)	44,382	8,403,732
		51,098,479
Insurance - 5.3%
American Financial Group, Inc.	53,100	6,457,491
Arthur J. Gallagher & Co.	61,811	13,277,003
Chubb Ltd.	39,360	8,045,578
First American Financial Corp.	144,612	9,165,509
Hartford Financial Services Group, Inc.	185,358	13,323,533
Markel Group, Inc. (b)	11,886	17,231,253
MetLife, Inc.	102,622	6,462,107
Old Republic International Corp.	326,167	8,992,424
		82,954,898
TOTAL FINANCIALS		266,771,840
HEALTH CARE - 6.8%
Health Care Providers & Services - 4.6%
AdaptHealth Corp. (b)	468,465	6,436,709
AmerisourceBergen Corp.	52,032	9,724,781
Centene Corp. (b)	190,277	12,955,961
CVS Health Corp.	112,200	8,380,218
DaVita HealthCare Partners, Inc. (b)	65,693	6,700,029
Molina Healthcare, Inc. (b)	55,851	17,006,071
Tenet Healthcare Corp. (b)	146,130	10,920,295
		72,124,064
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (b)	15,487	6,277,810
Charles River Laboratories International, Inc. (b)	56,663	11,873,165
ICON PLC (b)	28,671	7,208,176
		25,359,151
Pharmaceuticals - 0.6%
Royalty Pharma PLC	311,132	9,763,322
TOTAL HEALTH CARE		107,246,537
INDUSTRIALS - 19.2%
Aerospace & Defense - 0.5%
Woodward, Inc.	61,521	7,405,898
Building Products - 2.8%
Armstrong World Industries, Inc.	135,500	10,482,280
Builders FirstSource, Inc. (b)	123,569	17,847,071
Carlisle Companies, Inc.	16,379	4,540,259
UFP Industries, Inc.	107,772	11,074,651
		43,944,261
Commercial Services & Supplies - 0.5%
The Brink's Co.	106,820	7,793,587
Construction & Engineering - 1.8%
EMCOR Group, Inc.	65,612	14,109,204
Willscot Mobile Mini Holdings (b)	279,350	13,394,833
		27,504,037
Electrical Equipment - 1.9%
Acuity Brands, Inc.	39,000	6,444,360
Generac Holdings, Inc. (b)	37,400	5,748,380
Regal Rexnord Corp.	115,369	18,018,330
		30,211,070
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc. Class A	237,137	14,406,073
RXO, Inc.	207,669	4,579,101
U-Haul Holding Co. (non-vtg.)	200,119	11,448,808
XPO, Inc. (b)	250,941	17,375,155
		47,809,137
Machinery - 3.7%
Chart Industries, Inc. (b)(c)	54,557	9,938,103
Gates Industrial Corp. PLC (b)	562,700	7,663,974
PACCAR, Inc.	217,949	18,771,947
Terex Corp.	127,300	7,463,599
Timken Co.	153,695	14,272,118
		58,109,741
Professional Services - 3.2%
Concentrix Corp.	82,310	6,851,484
Genpact Ltd.	104,101	3,757,005
Leidos Holdings, Inc.	85,800	8,024,874
Manpower, Inc.	113,117	8,922,669
Science Applications International Corp.	103,407	12,547,405
SS&C Technologies Holdings, Inc.	174,258	10,150,529
		50,253,966
Trading Companies & Distributors - 1.8%
Core & Main, Inc. (b)	227,400	7,188,114
MSC Industrial Direct Co., Inc. Class A (c)	56,574	5,709,448
WESCO International, Inc.	84,012	14,749,987
		27,647,549
TOTAL INDUSTRIALS		300,679,246
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.7%
Lumentum Holdings, Inc. (b)	189,151	9,903,946
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (b)	226,200	10,712,832
Flex Ltd. (b)	294,598	8,060,201
Keysight Technologies, Inc. (b)	45,400	7,313,032
Knowles Corp. (b)	350,453	6,402,776
TD SYNNEX Corp.	107,884	10,649,230
Vontier Corp.	117,141	3,623,171
		46,761,242
IT Services - 0.5%
DXC Technology Co. (b)	285,127	7,883,762
Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	9,074	6,519,578
Microchip Technology, Inc.	155,844	14,639,985
MKS Instruments, Inc.	108,300	11,823,111
ON Semiconductor Corp. (b)	69,900	7,531,725
		40,514,399
Software - 0.4%
Gen Digital, Inc.	338,618	6,586,120
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	155,100	9,848,850
TOTAL INFORMATION TECHNOLOGY		121,498,319
MATERIALS - 10.1%
Chemicals - 4.6%
Celanese Corp. Class A (c)	123,272	15,457,076
CF Industries Holdings, Inc.	115,700	9,496,656
Corteva, Inc.	85,167	4,805,974
Methanex Corp.	99,600	4,485,984
Olin Corp.	223,199	12,874,118
The Chemours Co. LLC	266,900	9,869,962
Westlake Corp. (c)	108,489	14,917,238
		71,907,008
Containers & Packaging - 2.0%
Crown Holdings, Inc.	80,662	7,482,207
Graphic Packaging Holding Co.	291,561	7,055,776
International Paper Co.	198,940	7,173,776
Packaging Corp. of America	68,518	10,507,235
		32,218,994
Metals & Mining - 2.2%
Constellium NV (b)	266,500	5,087,485
Freeport-McMoRan, Inc.	199,645	8,914,149
Steel Dynamics, Inc.	186,500	19,877,170
		33,878,804
Paper & Forest Products - 1.3%
Louisiana-Pacific Corp.	170,512	12,981,079
West Fraser Timber Co. Ltd.	81,100	6,832,905
		19,813,984
TOTAL MATERIALS		157,818,790
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Digital Realty Trust, Inc.	132,600	16,524,612
Douglas Emmett, Inc.	430,300	6,325,410
Essex Property Trust, Inc.	50,545	12,310,235
Lamar Advertising Co. Class A	96,007	9,475,891
Prologis (REIT), Inc.	74,160	9,251,460
Public Storage	40,816	11,499,908
Welltower, Inc.	643,368	52,852,676
		118,240,192
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (b)	290,302	24,185,060
TOTAL REAL ESTATE		142,425,252
UTILITIES - 7.4%
Electric Utilities - 5.8%
Constellation Energy Corp.	210,869	20,380,489
Edison International	282,632	20,338,199
Exelon Corp.	321,112	13,441,748
FirstEnergy Corp.	268,900	10,591,971
NRG Energy, Inc. (c)	123,500	4,691,765
PG&E Corp. (b)	1,200,814	21,146,335
		90,590,507
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	309,851	14,476,239
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	372,700	10,457,962
TOTAL UTILITIES		115,524,708
TOTAL COMMON STOCKS (Cost $1,358,994,752)		1,565,458,398

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d)	505,098	505,199
Fidelity Securities Lending Cash Central Fund 5.32% (d)(e)	82,235,364	82,243,588
TOTAL MONEY MARKET FUNDS (Cost $82,748,787)		82,748,787

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,441,743,539)	1,648,207,185
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(81,736,215)
NET ASSETS - 100.0%	1,566,470,970

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,315,604 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	2,863,554	50,174,171	52,532,526	18,800	-	-	505,199	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	31,442,675	343,921,958	293,121,045	89,392	-	-	82,243,588	0.3%
Total	34,306,229	394,096,129	345,653,571	108,192	-	-	82,748,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	43,410,684	43,410,684	-	-
Consumer Discretionary	141,690,203	141,690,203	-	-
Consumer Staples	58,141,048	58,141,048	-	-
Energy	110,251,771	110,251,771	-	-
Financials	266,771,840	266,771,840	-	-
Health Care	107,246,537	107,246,537	-	-
Industrials	300,679,246	300,679,246	-	-
Information Technology	121,498,319	121,498,319	-	-
Materials	157,818,790	157,818,790	-	-
Real Estate	142,425,252	142,425,252	-	-
Utilities	115,524,708	115,524,708	-	-

Money Market Funds	82,748,787	82,748,787	-	-
Total Investments in Securities:	1,648,207,185	1,648,207,185	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,835,980) - See accompanying schedule:
Unaffiliated issuers (cost $1,358,994,752)	$1,565,458,398
Fidelity Central Funds (cost $82,748,787)	82,748,787

Total Investment in Securities (cost $1,441,743,539)		$1,648,207,185
Receivable for investments sold		6,484,659
Receivable for fund shares sold		1,189,685
Dividends receivable		594,333
Distributions receivable from Fidelity Central Funds		13,378
Prepaid expenses		2,731
Total assets		1,656,491,971
Liabilities
Payable for investments purchased	$5,621,267
Payable for fund shares redeemed	918,195
Accrued management fee	908,785
Distribution and service plan fees payable	73,716
Other affiliated payables	234,361
Other payables and accrued expenses	32,808
Collateral on securities loaned	82,231,869
Total Liabilities		90,021,001
Net Assets		$1,566,470,970
Net Assets consist of:
Paid in capital		$1,389,184,229
Total accumulated earnings (loss)		177,286,741
Net Assets		$1,566,470,970

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($176,229,460 ÷ 6,519,227 shares)(a)		$27.03
Maximum offering price per share (100/94.25 of $27.03)		$28.68
Class M :
Net Asset Value and redemption price per share ($36,659,475 ÷ 1,366,819 shares)(a)		$26.82
Maximum offering price per share (100/96.50 of $26.82)		$27.79
Class C :
Net Asset Value and offering price per share ($27,785,339 ÷ 1,076,217 shares)(a)		$25.82
Mid Cap Value :
Net Asset Value, offering price and redemption price per share ($1,097,647,777 ÷ 39,769,337 shares)		$27.60
Class I :
Net Asset Value, offering price and redemption price per share ($136,868,995 ÷ 5,012,856 shares)		$27.30
Class Z :
Net Asset Value, offering price and redemption price per share ($91,279,924 ÷ 3,344,174 shares)		$27.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$14,704,019
Income from Fidelity Central Funds (including $89,392 from security lending)		108,192
Total Income		14,812,211
Expenses
Management fee
Basic fee	$3,873,443
Performance adjustment	1,202,933
Transfer agent fees	1,209,926
Distribution and service plan fees	435,424
Accounting fees	205,728
Custodian fees and expenses	15,439
Independent trustees' fees and expenses	5,017
Registration fees	52,586
Audit	38,817
Legal	7,948
Interest	3,925
Miscellaneous	4,091
Total expenses before reductions	7,055,277
Expense reductions	(46,103)
Total expenses after reductions		7,009,174
Net Investment income (loss)		7,803,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,461,913)
Redemptions in-kind	113,197
Foreign currency transactions	4,026
Total net realized gain (loss)		(34,344,690)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	85,899,959
Assets and liabilities in foreign currencies	542
Total change in net unrealized appreciation (depreciation)		85,900,501
Net gain (loss)		51,555,811
Net increase (decrease) in net assets resulting from operations		$59,358,848
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,803,037	$15,898,078
Net realized gain (loss)	(34,344,690)	93,044,252
Change in net unrealized appreciation (depreciation)	85,900,501	(83,193,943)
Net increase (decrease) in net assets resulting from operations	59,358,848	25,748,387
Distributions to shareholders	(6,656,170)	(175,153,334)

Share transactions - net increase (decrease)	(69,973,414)	119,427,921
Total increase (decrease) in net assets	(17,270,736)	(29,977,026)

Net Assets
Beginning of period	1,583,741,706	1,613,718,732
End of period	$1,566,470,970	$1,583,741,706

Fidelity Advisor® Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.06	$28.85	$22.67	$21.75	$20.91	$26.62
Income from Investment Operations
Net investment income (loss) A,B	.10	.22 C	.29	.35	.38	.39
Net realized and unrealized gain (loss)	.98	.08	6.21	.97	.83	(3.35)
Total from investment operations	1.08	.30	6.50	1.32	1.21	(2.96)
Distributions from net investment income	-	(.28)	(.32)	(.40)	(.37)	(.40)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(3.09)	(.32)	(.40)	(.37)	(2.75)
Net asset value, end of period	$27.03	$26.06	$28.85	$22.67	$21.75	$20.91
Total Return D,E,F	4.21%	1.70%	28.68%	6.12%	5.72%	(11.23)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.19% I	1.08%	.86%	.73%	.76%	.82%
Expenses net of fee waivers, if any	1.18% I	1.08%	.86%	.73%	.76%	.82%
Expenses net of all reductions	1.18% I	1.08%	.86%	.72%	.75%	.81%
Net investment income (loss)	.83% I	.84% C	1.05%	1.79%	1.77%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$176,229	$172,188	$167,448	$122,838	$141,439	$173,538
Portfolio turnover rate J	70% I,K	70% K	80%	67%	83% K	80% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.

DTotal returns do not include the effect of the sales charges.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.89	$28.68	$22.54	$21.65	$20.82	$26.51
Income from Investment Operations
Net investment income (loss) A,B	.07	.15 C	.22	.29	.32	.32
Net realized and unrealized gain (loss)	.97	.08	6.18	.95	.82	(3.33)
Total from investment operations	1.04	.23	6.40	1.24	1.14	(3.01)
Distributions from net investment income	-	(.22)	(.26)	(.35)	(.31)	(.33)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(3.02) D	(.26)	(.35)	(.31)	(2.68)
Net asset value, end of period	$26.82	$25.89	$28.68	$22.54	$21.65	$20.82
Total Return E,F,G	4.08%	1.45%	28.38%	5.76%	5.44%	(11.48)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.45% J	1.34%	1.12%	1.01%	1.03%	1.10%
Expenses net of fee waivers, if any	1.44% J	1.34%	1.12%	1.01%	1.03%	1.10%
Expenses net of all reductions	1.44% J	1.34%	1.12%	1.00%	1.02%	1.09%
Net investment income (loss)	.57% J	.58% C	.79%	1.51%	1.50%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$36,659	$37,165	$38,920	$30,549	$35,684	$41,540
Portfolio turnover rate K	70% J,L	70% L	80%	67%	83% L	80% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.99	$27.79	$21.84	$20.99	$20.19	$25.76
Income from Investment Operations
Net investment income (loss) A,B	.01	.02 C	.08	.19	.21	.21
Net realized and unrealized gain (loss)	.93	.07	5.98	.91	.80	(3.23)
Total from investment operations	.94	.09	6.06	1.10	1.01	(3.02)
Distributions from net investment income	-	(.08)	(.11)	(.25)	(.21)	(.20)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(2.89)	(.11)	(.25)	(.21)	(2.55)
Net asset value, end of period	$25.82	$24.99	$27.79	$21.84	$20.99	$20.19
Total Return D,E,F	3.83%	.90%	27.76%	5.26%	4.96%	(11.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.97% I	1.85%	1.62%	1.49%	1.51%	1.56%
Expenses net of fee waivers, if any	1.96% I	1.85%	1.62%	1.49%	1.51%	1.56%
Expenses net of all reductions	1.96% I	1.85%	1.62%	1.48%	1.50%	1.55%
Net investment income (loss)	.05% I	.07% C	.28%	1.04%	1.02%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$27,785	$34,139	$43,673	$43,128	$60,685	$85,519
Portfolio turnover rate J	70% I,K	70% K	80%	67%	83% K	80% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mid Cap Value Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.57	$29.34	$23.03	$22.09	$21.23	$26.99
Income from Investment Operations
Net investment income (loss) A,B	.14	.30 C	.38	.41	.45	.47
Net realized and unrealized gain (loss)	1.00	.09	6.32	.99	.84	(3.41)
Total from investment operations	1.14	.39	6.70	1.40	1.29	(2.94)
Distributions from net investment income	-	(.35)	(.39)	(.46)	(.43)	(.47)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(3.16)	(.39)	(.46)	(.43)	(2.82)
Net asset value, end of period	$27.60	$26.57	$29.34	$23.03	$22.09	$21.23
Total Return D,E	4.35%	2.00%	29.11%	6.37%	6.03%	(10.97)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.79%	.57%	.44%	.46%	.53%
Expenses net of fee waivers, if any	.89% H	.79%	.57%	.43%	.46%	.53%
Expenses net of all reductions	.89% H	.79%	.57%	.43%	.45%	.52%
Net investment income (loss)	1.12% H	1.13% C	1.34%	2.09%	2.07%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,097,648	$1,113,891	$1,172,691	$920,386	$1,156,286	$1,456,510
Portfolio turnover rate I	70% H,J	70% J	80%	67%	83% J	80% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.29	$29.06	$22.82	$21.88	$21.03	$26.77
Income from Investment Operations
Net investment income (loss) A,B	.14	.29 C	.37	.41	.45	.46
Net realized and unrealized gain (loss)	.98	.09	6.26	.98	.83	(3.38)
Total from investment operations	1.12	.38	6.63	1.39	1.28	(2.92)
Distributions from net investment income	-	(.35)	(.39)	(.45)	(.43)	(.47)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(3.15) D	(.39)	(.45)	(.43)	(2.82)
Net asset value, end of period	$27.30	$26.29	$29.06	$22.82	$21.88	$21.03
Total Return E,F	4.32%	2.01%	29.06%	6.41%	6.01%	(10.99)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.81%	.59%	.42%	.46%	.53%
Expenses net of fee waivers, if any	.91% I	.81%	.59%	.42%	.46%	.53%
Expenses net of all reductions	.91% I	.81%	.59%	.41%	.45%	.52%
Net investment income (loss)	1.09% I	1.11% C	1.32%	2.10%	2.07%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$136,869	$139,456	$128,301	$94,586	$127,647	$244,054
Portfolio turnover rate J	70% I,K	70% K	80%	67%	83% K	80% K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.26	$29.03	$22.80	$21.86	$21.01	$26.76
Income from Investment Operations
Net investment income (loss) A,B	.15	.32 C	.41	.43	.48	.49
Net realized and unrealized gain (loss)	1.00	.10	6.25	.99	.83	(3.38)
Total from investment operations	1.15	.42	6.66	1.42	1.31	(2.89)
Distributions from net investment income	-	(.38)	(.43)	(.48)	(.46)	(.51)
Distributions from net realized gain	(.11)	(2.81)	-	-	-	(2.35)
Total distributions	(.11)	(3.19)	(.43)	(.48)	(.46)	(2.86)
Net asset value, end of period	$27.30	$26.26	$29.03	$22.80	$21.86	$21.01
Total Return D,E	4.44%	2.15%	29.20%	6.54%	6.19%	(10.86)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.67%	.45%	.29%	.33%	.40%
Expenses net of fee waivers, if any	.77% H	.67%	.45%	.29%	.33%	.40%
Expenses net of all reductions	.77% H	.67%	.45%	.28%	.32%	.39%
Net investment income (loss)	1.24% H	1.25% C	1.45%	2.23%	2.20%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$91,280	$86,903	$62,684	$17,987	$34,573	$35,972
Portfolio turnover rate I	70% H,J	70% J	80%	67%	83% J	80% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$266,870,938
Gross unrealized depreciation	(61,330,166)
Net unrealized appreciation (depreciation)	$205,540,772
Tax cost	$1,442,666,413

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	522,752,518	589,672,736

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating Classes
Fidelity Mid Cap Value Fund	45,406	113,197	1,053,416	Mid Cap Value

Prior Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating Classes
Fidelity Mid Cap Value Fund	15,033	38,755	364,276	Mid Cap Value
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$204,225	4,630
Class M	.25%	.25%	86,586	952
Class C	.75%	.25%	144,613	10,133
			$435,424	$15,715

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$47,053
Class M	3,442
Class CA	2,456
$52,951

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 166,323.20
Class M	36,567.21
Class C	33,359.23
Mid Cap Value	834,493.16
Class I	121,558.19
Class Z	17,626.04
	$ 1,209,926

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value Fund	$ 12,890

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Value Fund	Borrower	$4,431,667	5.31%	$3,925

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	29,063,174	29,191,022	(2,586,956)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid Cap Value Fund	$1,425
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value Fund	$9,476	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$625

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,478.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$ 735,883	$18,606,358
Class M	159,029	4,166,167
Class C	144,514	4,204,855
Mid Cap Value	4,642,367	125,657,551
Class I	592,876	14,633,041
Class Z	381,501	7,885,362
Total	$6,656,170	$175,153,334
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Mid Cap Value Fund
Class A
Shares sold	548,750	1,017,654	$13,581,266	$26,351,319
Reinvestment of distributions	30,489	723,144	723,206	18,241,865
Shares redeemed	(666,346)	(938,553)	(16,421,647)	(24,220,025)
Net increase (decrease)	(87,107)	802,245	$(2,117,175)	$20,373,159
Class M
Shares sold	62,998	189,266	$1,571,697	$4,995,734
Reinvestment of distributions	6,700	164,268	157,782	4,131,202
Shares redeemed	(138,146)	(275,207)	(3,402,898)	(7,113,921)
Net increase (decrease)	(68,448)	78,327	$(1,673,419)	$2,013,015
Class C
Shares sold	61,764	154,399	$1,444,986	$3,856,902
Reinvestment of distributions	6,356	171,613	144,404	4,198,785
Shares redeemed	(357,725)	(531,975)	(8,412,756)	(13,058,343)
Net increase (decrease)	(289,605)	(205,963)	$(6,823,366)	$(5,002,656)
Mid Cap Value
Shares sold	1,281,961	2,761,991	$32,709,729	$72,994,952
Reinvestment of distributions	182,036	4,640,191	4,403,456	119,360,511
Shares redeemed	(3,616,705)	(5,452,163)	(90,412,574)	(143,324,674)
Net increase (decrease)	(2,152,708)	1,950,019	$(53,299,389)	$49,030,789
Class I
Shares sold	875,525	1,899,372	$21,768,380	$49,737,626
Reinvestment of distributions	24,378	568,260	583,364	14,421,992
Shares redeemed	(1,191,683)	(1,577,351)	(29,538,215)	(40,544,202)
Net increase (decrease)	(291,780)	890,281	$(7,186,471)	$23,615,416
Class Z
Shares sold	817,875	1,763,184	$20,365,846	$45,536,226
Reinvestment of distributions	14,431	280,528	345,041	7,087,889
Shares redeemed	(797,156)	(893,611)	(19,584,481)	(23,225,917)
Net increase (decrease)	35,150	1,150,101	$1,126,406	$29,398,198
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Mid Cap Value Fund
Class A	1.18%
Actual		$ 1,000	$ 1,042.10	$ 5.97
Hypothetical-B		$ 1,000	$ 1,018.94	$ 5.91
Class M	1.44%
Actual		$ 1,000	$ 1,040.80	$ 7.29
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.20
Class C	1.96%
Actual		$ 1,000	$ 1,038.30	$ 9.91
Hypothetical-B		$ 1,000	$ 1,015.08	$ 9.79
Fidelity® Mid Cap Value Fund	.89%
Actual		$ 1,000	$ 1,043.50	$ 4.51
Hypothetical-B		$ 1,000	$ 1,020.38	$ 4.46
Class I	.91%
Actual		$ 1,000	$ 1,043.20	$ 4.61
Hypothetical-B		$ 1,000	$ 1,020.28	$ 4.56
Class Z	.77%
Actual		$ 1,000	$ 1,044.40	$ 3.90
Hypothetical-B		$ 1,000	$ 1,020.98	$ 3.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest share class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.900183.114
MCV-SANN-0923
Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.0
Johnson & Johnson	2.4
Wells Fargo & Co.	2.1
The Boeing Co.	1.9
Procter & Gamble Co.	1.8
Bank of America Corp.	1.7
Cisco Systems, Inc.	1.6
General Electric Co.	1.5
FedEx Corp.	1.4
21.1

Market Sectors (% of Fund's net assets)

Financials	20.1
Health Care	14.8
Industrials	13.8
Information Technology	8.7
Consumer Staples	8.3
Energy	8.1
Utilities	5.2
Materials	5.1
Communication Services	4.9
Consumer Discretionary	4.8
Real Estate	4.7

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	64,400	935,088
Verizon Communications, Inc.	141,017	4,805,859
		5,740,947
Entertainment - 1.3%
Activision Blizzard, Inc.	16,396	1,520,893
The Walt Disney Co. (a)	38,550	3,426,710
Warner Bros Discovery, Inc. (a)	112,864	1,475,132
		6,422,735
Media - 1.7%
Comcast Corp. Class A	140,106	6,341,198
Omnicom Group, Inc.	18,031	1,525,783
		7,866,981
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	25,393	3,498,394
TOTAL COMMUNICATION SERVICES		23,529,057
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.7%
General Motors Co.	84,051	3,225,037
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	26,151	4,066,219
McDonald's Corp.	12,654	3,710,153
		7,776,372
Household Durables - 0.5%
Tempur Sealy International, Inc.	51,014	2,276,755
Specialty Retail - 2.0%
Dick's Sporting Goods, Inc.	23,352	3,292,632
Lowe's Companies, Inc.	20,060	4,699,456
Williams-Sonoma, Inc. (b)	13,515	1,873,720
		9,865,808
TOTAL CONSUMER DISCRETIONARY		23,143,972
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	4,482	1,222,690
Diageo PLC	23,567	1,028,518
Keurig Dr. Pepper, Inc.	71,055	2,416,581
The Coca-Cola Co.	66,986	4,148,443
		8,816,232
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	5,422	359,533
Dollar Tree, Inc. (a)	16,621	2,565,119
Performance Food Group Co. (a)	13,478	805,445
Walmart, Inc.	29,123	4,655,603
		8,385,700
Food Products - 1.2%
Archer Daniels Midland Co.	14,839	1,260,721
Bunge Ltd.	3,658	397,515
Darling Ingredients, Inc. (a)	6,185	428,311
General Mills, Inc.	2,000	149,480
Lamb Weston Holdings, Inc.	2,400	248,712
Mondelez International, Inc.	41,564	3,081,139
		5,565,878
Household Products - 2.1%
Colgate-Palmolive Co.	8,720	664,987
Energizer Holdings, Inc.	1,500	53,550
Kimberly-Clark Corp.	2,400	309,840
Procter & Gamble Co.	56,107	8,769,524
Reynolds Consumer Products, Inc.	9,800	271,264
		10,069,165
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	2,727	490,860
Kenvue, Inc.	1,700	40,256
		531,116
Tobacco - 1.3%
Altria Group, Inc.	51,292	2,329,683
Philip Morris International, Inc.	38,997	3,888,781
		6,218,464
TOTAL CONSUMER STAPLES		39,586,555
ENERGY - 8.1%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	81,600	4,760,544
Oil, Gas & Consumable Fuels - 7.1%
Canadian Natural Resources Ltd.	75,900	4,615,646
Cenovus Energy, Inc. (Canada)	290,200	5,519,445
Exxon Mobil Corp.	132,100	14,166,404
Hess Corp.	26,800	4,066,364
Marathon Petroleum Corp.	25,100	3,338,802
Targa Resources Corp.	32,000	2,623,680
		34,330,341
TOTAL ENERGY		39,090,885
FINANCIALS - 20.1%
Banks - 8.7%
Bank of America Corp.	259,030	8,288,960
BNP Paribas SA	22,011	1,451,578
Citigroup, Inc.	41,579	1,981,655
First Horizon National Corp.	28,770	392,135
JPMorgan Chase & Co.	113,799	17,975,686
KeyCorp	138,265	1,702,042
Wells Fargo & Co.	213,007	9,832,403
		41,624,459
Capital Markets - 3.6%
Bank of New York Mellon Corp.	94,430	4,283,345
BlackRock, Inc. Class A	8,841	6,532,173
Cboe Global Markets, Inc.	15,172	2,119,225
Morgan Stanley	49,300	4,513,908
		17,448,651
Consumer Finance - 0.5%
Capital One Financial Corp.	21,336	2,496,739
Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	13,577	4,778,561
Fiserv, Inc. (a)	26,053	3,288,149
FleetCor Technologies, Inc. (a)	3,314	824,888
Global Payments, Inc.	25,700	2,833,425
		11,725,023
Insurance - 4.8%
Arthur J. Gallagher & Co.	18,049	3,876,925
Chubb Ltd.	19,087	3,901,574
Globe Life, Inc.	17,046	1,912,050
Hartford Financial Services Group, Inc.	68,812	4,946,207
Progressive Corp.	16,169	2,036,971
The Travelers Companies, Inc.	35,821	6,183,063
		22,856,790
TOTAL FINANCIALS		96,151,662
HEALTH CARE - 14.8%
Biotechnology - 0.4%
Biogen, Inc. (a)	2,800	756,532
Regeneron Pharmaceuticals, Inc. (a)	1,700	1,261,247
		2,017,779
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	39,300	4,375,269
Becton, Dickinson & Co.	9,700	2,702,614
Boston Scientific Corp. (a)	66,700	3,458,395
Stryker Corp.	8,600	2,437,326
		12,973,604
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	23,300	4,354,770
Cigna Group	15,900	4,692,090
CVS Health Corp.	46,000	3,435,740
Molina Healthcare, Inc. (a)	12,325	3,752,839
UnitedHealth Group, Inc.	11,060	5,600,452
		21,835,891
Life Sciences Tools & Services - 1.9%
Danaher Corp.	17,400	4,438,044
Thermo Fisher Scientific, Inc.	8,200	4,499,012
		8,937,056
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	44,600	2,773,674
Johnson & Johnson	69,385	11,624,069
Merck & Co., Inc.	64,100	6,836,265
Pfizer, Inc.	112,900	4,071,174
		25,305,182
TOTAL HEALTH CARE		71,069,512
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.1%
Northrop Grumman Corp.	9,169	4,080,205
Raytheon Technologies Corp.	21,282	1,871,326
The Boeing Co. (a)	37,704	9,005,600
		14,957,131
Air Freight & Logistics - 1.4%
FedEx Corp.	25,755	6,952,562
Construction & Engineering - 0.8%
Fluor Corp. (a)	126,900	3,931,362
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC	65,344	2,760,784
Ground Transportation - 2.9%
Knight-Swift Transportation Holdings, Inc. Class A	78,000	4,738,500
U-Haul Holding Co. (non-vtg.)	62,800	3,592,788
XPO, Inc. (a)	78,900	5,463,036
		13,794,324
Industrial Conglomerates - 1.8%
3M Co.	11,936	1,330,864
General Electric Co.	63,189	7,218,711
		8,549,575
Machinery - 1.9%
Allison Transmission Holdings, Inc.	77,900	4,571,951
Timken Co.	47,900	4,447,994
		9,019,945
Professional Services - 1.3%
Concentrix Corp.	37,000	3,079,880
Manpower, Inc.	38,400	3,028,992
		6,108,872
TOTAL INDUSTRIALS		66,074,555
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	151,393	7,878,492
Electronic Equipment, Instruments & Components - 2.1%
Jabil, Inc.	12,206	1,350,838
TD SYNNEX Corp.	21,154	2,088,111
Teledyne Technologies, Inc. (a)	11,857	4,559,372
Vontier Corp.	71,644	2,215,949
		10,214,270
IT Services - 2.7%
Amdocs Ltd.	25,148	2,354,859
Capgemini SA	17,763	3,218,985
GoDaddy, Inc. (a)	22,333	1,721,651
IBM Corp.	37,367	5,387,574
		12,683,069
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	61,944	5,819,019
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,466	2,921,554
		8,740,573
Software - 0.5%
Gen Digital, Inc.	123,187	2,395,987
TOTAL INFORMATION TECHNOLOGY		41,912,391
MATERIALS - 5.1%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	67,235	2,151,520
Celanese Corp. Class A	20,054	2,514,571
Olin Corp.	50,654	2,921,723
The Chemours Co. LLC	80,331	2,970,640
Westlake Corp.	23,387	3,215,713
		13,774,167
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	91,944	2,111,034
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	86,472	3,860,975
Glencore PLC	382,100	2,323,717
		6,184,692
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	28,524	2,171,532
TOTAL MATERIALS		24,241,425
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	5,333	1,014,923
Digital Realty Trust, Inc.	17,066	2,126,765
Equinix, Inc.	1,842	1,491,873
Equity Lifestyle Properties, Inc.	38,570	2,745,413
Essex Property Trust, Inc.	11,037	2,688,061
Host Hotels & Resorts, Inc.	38,815	714,196
Invitation Homes, Inc.	89,289	3,169,760
Mid-America Apartment Communities, Inc.	12,986	1,943,485
Prologis (REIT), Inc.	26,177	3,265,581
Welltower, Inc.	41,292	3,392,138
		22,552,195
UTILITIES - 5.2%
Electric Utilities - 3.5%
Constellation Energy Corp.	34,851	3,368,349
Edison International	36,362	2,616,610
FirstEnergy Corp.	41,179	1,622,041
PG&E Corp. (a)	214,494	3,777,239
PPL Corp.	71,636	1,972,139
Southern Co.	46,981	3,398,606
		16,754,984
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	117,287	2,536,918
Vistra Corp.	85,114	2,388,299
		4,925,217
Multi-Utilities - 0.7%
Sempra Energy	21,229	3,163,546
TOTAL UTILITIES		24,843,747
TOTAL COMMON STOCKS (Cost $381,609,656)		472,195,956

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	7,279,886	7,281,342
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	1,937,056	1,937,250
TOTAL MONEY MARKET FUNDS (Cost $9,218,516)		9,218,592

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $390,828,172)	481,414,548
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,014,070)
NET ASSETS - 100.0%	479,400,478

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	7,849,365	86,388,838	86,956,861	226,855	-	-	7,281,342	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,231,000	33,689,704	33,983,454	3,795	-	-	1,937,250	0.0%
Total	10,080,365	120,078,542	120,940,315	230,650	-	-	9,218,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,529,057	23,529,057	-	-
Consumer Discretionary	23,143,972	23,143,972	-	-
Consumer Staples	39,586,555	38,558,037	1,028,518	-
Energy	39,090,885	39,090,885	-	-
Financials	96,151,662	94,700,084	1,451,578	-
Health Care	71,069,512	71,069,512	-	-
Industrials	66,074,555	66,074,555	-	-
Information Technology	41,912,391	38,693,406	3,218,985	-
Materials	24,241,425	21,917,708	2,323,717	-
Real Estate	22,552,195	22,552,195	-	-
Utilities	24,843,747	24,843,747	-	-

Money Market Funds	9,218,592	9,218,592	-	-
Total Investments in Securities:	481,414,548	473,391,750	8,022,798	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,871,640) - See accompanying schedule:
Unaffiliated issuers (cost $381,609,656)	$472,195,956
Fidelity Central Funds (cost $9,218,516)	9,218,592

Total Investment in Securities (cost $390,828,172)		$481,414,548
Cash		47,025
Receivable for investments sold		863,835
Receivable for fund shares sold		396,700
Dividends receivable		479,453
Distributions receivable from Fidelity Central Funds		29,050
Prepaid expenses		849
Other receivables		61
Total assets		483,231,521
Liabilities
Payable for investments purchased	$932,199
Payable for fund shares redeemed	559,383
Accrued management fee	276,076
Distribution and service plan fees payable	19,155
Other affiliated payables	73,915
Other payables and accrued expenses	33,065
Collateral on securities loaned	1,937,250
Total Liabilities		3,831,043
Net Assets		$479,400,478
Net Assets consist of:
Paid in capital		$386,821,507
Total accumulated earnings (loss)		92,578,971
Net Assets		$479,400,478

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($40,224,670 ÷ 1,618,769 shares)(a)		$24.85
Maximum offering price per share (100/94.25 of $24.85)		$26.37
Class M :
Net Asset Value and redemption price per share ($12,322,834 ÷ 497,824 shares)(a)		$24.75
Maximum offering price per share (100/96.50 of $24.75)		$25.65
Class C :
Net Asset Value and offering price per share ($7,081,875 ÷ 294,733 shares)(a)		$24.03
Stock Selector Large Cap Value :
Net Asset Value, offering price and redemption price per share ($405,221,629 ÷ 16,087,482 shares)		$25.19
Class I :
Net Asset Value, offering price and redemption price per share ($10,256,543 ÷ 405,266 shares)		$25.31
Class Z :
Net Asset Value, offering price and redemption price per share ($4,292,927 ÷ 171,549 shares)		$25.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$4,923,268
Income from Fidelity Central Funds (including $3,795 from security lending)		230,650
Total Income		5,153,918
Expenses
Management fee
Basic fee	$1,209,142
Performance adjustment	374,830
Transfer agent fees	362,885
Distribution and service plan fees	113,851
Accounting fees	81,603
Custodian fees and expenses	17,326
Independent trustees' fees and expenses	1,596
Registration fees	43,179
Audit	28,321
Legal	3,279
Miscellaneous	994
Total expenses before reductions	2,237,006
Expense reductions	(14,658)
Total expenses after reductions		2,222,348
Net Investment income (loss)		2,931,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,161,099
Foreign currency transactions	3,477
Total net realized gain (loss)		2,164,576
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,604,077
Assets and liabilities in foreign currencies	425
Total change in net unrealized appreciation (depreciation)		10,604,502
Net gain (loss)		12,769,078
Net increase (decrease) in net assets resulting from operations		$15,700,648
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,931,570	$5,362,972
Net realized gain (loss)	2,164,576	21,554,266
Change in net unrealized appreciation (depreciation)	10,604,502	(25,324,902)
Net increase (decrease) in net assets resulting from operations	15,700,648	1,592,336
Distributions to shareholders	(1,656,282)	(37,496,299)

Share transactions - net increase (decrease)	(17,226,144)	(22,942,895)
Total increase (decrease) in net assets	(3,181,778)	(58,846,858)

Net Assets
Beginning of period	482,582,256	541,429,114
End of period	$479,400,478	$482,582,256

Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.12	$25.78	$21.53	$20.92	$18.80	$21.26
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.18	.32 C	.29	.26
Net realized and unrealized gain (loss)	.69	(.01)	5.16	.71	2.14	(1.45)
Total from investment operations	.81	.19	5.34	1.03	2.43	(1.19)
Distributions from net investment income	-	(.23)	(.20)	(.42)	(.31)	(.24)
Distributions from net realized gain	(.08)	(1.62)	(.90)	-	-	(1.03)
Total distributions	(.08)	(1.85)	(1.09) D	(.42)	(.31)	(1.27)
Net asset value, end of period	$24.85	$24.12	$25.78	$21.53	$20.92	$18.80
Total Return E,F,G	3.41%	1.06%	24.86%	5.03%	12.92%	(5.46)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.22% J	1.13%	1.06%	.94%	.93%	.96%
Expenses net of fee waivers, if any	1.21% J	1.12%	1.05%	.94%	.93%	.96%
Expenses net of all reductions	1.21% J	1.12%	1.05%	.93%	.93%	.95%
Net investment income (loss)	1.03% J	.85%	.69%	1.67% C	1.45%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$40,225	$39,638	$36,552	$22,580	$25,576	$25,204
Portfolio turnover rate K	87% J	67%	76%	104%	68% L	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.06	$25.72	$21.48	$20.88	$18.77	$21.24
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.11	.26 C	.23	.19
Net realized and unrealized gain (loss)	.68	(.01)	5.15	.70	2.13	(1.44)
Total from investment operations	.77	.13	5.26	.96	2.36	(1.25)
Distributions from net investment income	-	(.18)	(.13)	(.36)	(.25)	(.18)
Distributions from net realized gain	(.08)	(1.62)	(.90)	-	-	(1.03)
Total distributions	(.08)	(1.79) D	(1.02) D	(.36)	(.25)	(1.22) D
Net asset value, end of period	$24.75	$24.06	$25.72	$21.48	$20.88	$18.77
Total Return E,F,G	3.25%	.82%	24.55%	4.70%	12.59%	(5.78)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.46% J	1.38%	1.32%	1.23%	1.24%	1.28%
Expenses net of fee waivers, if any	1.45% J	1.37%	1.31%	1.23%	1.23%	1.28%
Expenses net of all reductions	1.45% J	1.37%	1.31%	1.22%	1.23%	1.27%
Net investment income (loss)	.79% J	.60%	.43%	1.38% C	1.15%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$12,323	$12,319	$12,188	$9,526	$10,385	$9,542
Portfolio turnover rate K	87% J	67%	76%	104%	68% L	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.42	$25.11	$20.99	$20.40	$18.37	$20.81
Income from Investment Operations
Net investment income (loss) A,B	.03	.01	(.03)	.16 C	.12	.09
Net realized and unrealized gain (loss)	.66	(.02)	5.02	.68	2.08	(1.42)
Total from investment operations	.69	(.01)	4.99	.84	2.20	(1.33)
Distributions from net investment income	-	(.07)	-	(.25)	(.17)	(.08)
Distributions from net realized gain	(.08)	(1.62)	(.87)	-	-	(1.03)
Total distributions	(.08)	(1.68) D	(.87)	(.25)	(.17)	(1.11)
Net asset value, end of period	$24.03	$23.42	$25.11	$20.99	$20.40	$18.37
Total Return E,F,G	3.00%	.24%	23.82%	4.19%	11.96%	(6.26)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.02% J	1.94%	1.88%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	2.02% J	1.94%	1.88%	1.76%	1.77%	1.80%
Expenses net of all reductions	2.02% J	1.94%	1.88%	1.75%	1.77%	1.79%
Net investment income (loss)	.22% J	.04%	(.14)%	.86% C	.61%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$7,082	$7,898	$6,948	$6,723	$8,813	$9,813
Portfolio turnover rate K	87% J	67%	76%	104%	68% L	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.41	$26.06	$21.73	$21.11	$18.94	$21.41
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.25	.38 C	.35	.32
Net realized and unrealized gain (loss)	.70	(.01)	5.23	.72	2.16	(1.46)
Total from investment operations	.86	.27	5.48	1.10	2.51	(1.14)
Distributions from net investment income	-	(.30)	(.25)	(.48)	(.34)	(.29)
Distributions from net realized gain	(.08)	(1.62)	(.90)	-	-	(1.03)
Total distributions	(.08)	(1.92)	(1.15)	(.48)	(.34)	(1.33) D
Net asset value, end of period	$25.19	$24.41	$26.06	$21.73	$21.11	$18.94
Total Return E,F	3.58%	1.36%	25.26%	5.31%	13.24%	(5.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.83%	.76%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.91% I	.83%	.75%	.64%	.64%	.67%
Expenses net of all reductions	.91% I	.83%	.75%	.63%	.64%	.66%
Net investment income (loss)	1.33% I	1.15%	.99%	1.97% C	1.74%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$405,222	$405,895	$446,926	$373,322	$432,154	$806,342
Portfolio turnover rate J	87% I	67%	76%	104%	68% K	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.53	$26.17	$21.82	$21.22	$18.82	$21.28
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.26	.38 C	.34	.31
Net realized and unrealized gain (loss)	.70	(.01)	5.24	.72	2.14	(1.45)
Total from investment operations	.86	.27	5.50	1.10	2.48	(1.14)
Distributions from net investment income	-	(.30)	(.25)	(.50)	(.08)	(.29)
Distributions from net realized gain	(.08)	(1.62)	(.90)	-	-	(1.03)
Total distributions	(.08)	(1.91) D	(1.15)	(.50)	(.08)	(1.32)
Net asset value, end of period	$25.31	$24.53	$26.17	$21.82	$21.22	$18.82
Total Return E,F	3.56%	1.39%	25.26%	5.31%	13.20%	(5.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.82%	.75%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.90% I	.82%	.74%	.67%	.66%	.69%
Expenses net of all reductions	.90% I	.82%	.74%	.66%	.66%	.68%
Net investment income (loss)	1.34% I	1.15%	1.00%	1.94% C	1.72%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$10,257	$10,858	$18,239	$9,420	$9,450	$98,119
Portfolio turnover rate J	87% I	67%	76%	104%	68% K	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.24	$25.88	$21.58	$20.97	$18.84	$21.30
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.28	.41 C	.38	.34
Net realized and unrealized gain (loss)	.69	(.01)	5.20	.71	2.14	(1.45)
Total from investment operations	.86	.29	5.48	1.12	2.52	(1.11)
Distributions from net investment income	-	(.31)	(.28)	(.51)	(.39)	(.32)
Distributions from net realized gain	(.08)	(1.62)	(.90)	-	-	(1.03)
Total distributions	(.08)	(1.93)	(1.18)	(.51)	(.39)	(1.35)
Net asset value, end of period	$25.02	$24.24	$25.88	$21.58	$20.97	$18.84
Total Return D,E	3.60%	1.46%	25.43%	5.43%	13.38%	(5.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.72%	.65%	.52%	.52%	.55%
Expenses net of fee waivers, if any	.80% H	.71%	.65%	.52%	.52%	.55%
Expenses net of all reductions	.80% H	.71%	.65%	.51%	.51%	.54%
Net investment income (loss)	1.44% H	1.26%	1.10%	2.10% C	1.86%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$4,293	$5,973	$20,576	$20,841	$12,905	$858
Portfolio turnover rate I	87% H	67%	76%	104%	68% J	92%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,005,140
Gross unrealized depreciation	(9,608,652)
Net unrealized appreciation (depreciation)	$89,396,488
Tax cost	$392,018,060
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	198,717,276	213,460,291

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47,615	$979
Class M	.25%	.25%	29,688	274
Class C	.75%	.25%	36,548	3,649
			$113,851	$4,902

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,885
Class M	1,980
Class CA	1,446
$14,311

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$38,893.20
Class M	11,599.20
Class C	9,377.26
Stock Selector Large Cap Value	295,015.15
Class I	6,940.14
Class Z	1,061.04
	$362,885

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$3,444

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	20,104,753	22,931,349	1,017,329
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Large Cap Value Fund	$443

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Large Cap Value Fund	$396	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$71
Class M	388
Class C	3
$462

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,196.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$138,811	$2,802,856
Class M	43,216	872,953
Class C	28,266	486,387
Stock Selector Large Cap Value	1,389,459	31,443,168
Class I	35,870	1,004,740
Class Z	20,660	886,195
Total	$1,656,282	$37,496,299

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	108,367	335,914	$2,536,867	$8,018,993
Reinvestment of distributions	5,969	114,886	134,012	2,694,081
Shares redeemed	(138,981)	(225,187)	(3,220,246)	(5,287,878)
Net increase (decrease)	(24,645)	225,613	$(549,367)	$5,425,196
Class M
Shares sold	18,669	68,651	$438,327	$1,637,524
Reinvestment of distributions	1,930	37,248	43,216	872,853
Shares redeemed	(34,906)	(67,616)	(811,486)	(1,611,031)
Net increase (decrease)	(14,307)	38,283	$(329,943)	$899,346
Class C
Shares sold	24,271	111,397	$551,861	$2,543,174
Reinvestment of distributions	1,298	21,248	28,266	486,387
Shares redeemed	(68,085)	(72,074)	(1,538,575)	(1,681,764)
Net increase (decrease)	(42,516)	60,571	$(958,448)	$1,347,797
Stock Selector Large Cap Value
Shares sold	534,774	1,256,457	$12,737,878	$30,696,006
Reinvestment of distributions	57,005	1,239,041	1,295,726	29,458,357
Shares redeemed	(1,131,706)	(3,015,259)	(26,788,087)	(72,814,961)
Net increase (decrease)	(539,927)	(519,761)	$(12,754,483)	$(12,660,598)
Class I
Shares sold	49,535	132,680	$1,180,234	$3,206,703
Reinvestment of distributions	1,509	40,097	34,476	965,922
Shares redeemed	(88,505)	(426,883)	(2,082,688)	(10,544,795)
Net increase (decrease)	(37,461)	(254,106)	$(867,978)	$(6,372,170)
Class Z
Shares sold	13,060	136,141	$305,137	$3,345,203
Reinvestment of distributions	872	34,453	19,687	833,330
Shares redeemed	(88,791)	(719,267)	(2,090,749)	(15,760,999)
Net increase (decrease)	(74,859)	(548,673)	$(1,765,925)	$(11,582,466)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Stock Selector Large Cap Value Fund
Class A	1.21%
Actual		$ 1,000	$ 1,034.10	$ 6.10
Hypothetical-B		$ 1,000	$ 1,018.79	$ 6.06
Class M	1.45%
Actual		$ 1,000	$ 1,032.50	$ 7.31
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.25
Class C	2.02%
Actual		$ 1,000	$ 1,030.00	$ 10.17
Hypothetical-B		$ 1,000	$ 1,014.78	$ 10.09
Fidelity® Stock Selector Large Cap Value Fund	.91%
Actual		$ 1,000	$ 1,035.80	$ 4.59
Hypothetical-B		$ 1,000	$ 1,020.28	$ 4.56
Class I	.90%
Actual		$ 1,000	$ 1,035.60	$ 4.54
Hypothetical-B		$ 1,000	$ 1,020.33	$ 4.51
Class Z	.80%
Actual		$ 1,000	$ 1,036.00	$ 4.04
Hypothetical-B		$ 1,000	$ 1,020.83	$ 4.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Large Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.900197.114
LCV-SANN-0923
Fidelity® Equity-Income K6 Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.1
Bank of America Corp.	2.3
Johnson & Johnson	2.2
Linde PLC	2.1
Danaher Corp.	2.0
Cisco Systems, Inc.	1.8
Procter & Gamble Co.	1.7
The Boeing Co.	1.7
Wells Fargo & Co.	1.6
22.2

Market Sectors (% of Fund's net assets)

Health Care	16.4
Financials	16.3
Industrials	11.3
Information Technology	10.8
Consumer Staples	10.4
Energy	7.8
Communication Services	6.0
Utilities	5.5
Materials	5.0
Consumer Discretionary	4.2
Real Estate	2.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	52,564	763,229
Verizon Communications, Inc.	33,181	1,130,808
		1,894,037
Entertainment - 0.6%
Activision Blizzard, Inc.	9,192	852,650
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	15,388	2,042,295
Media - 1.7%
Comcast Corp. Class A	43,952	1,989,268
Interpublic Group of Companies, Inc.	11,297	386,696
		2,375,964
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. Class B (non-vtg.)	7,579	331,863
T-Mobile U.S., Inc. (a)	8,520	1,173,800
		1,505,663
TOTAL COMMUNICATION SERVICES		8,670,609
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	8,322	279,702
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	7,414	2,173,785
Specialty Retail - 2.2%
Best Buy Co., Inc.	3,301	274,148
Burlington Stores, Inc. (a)	3,450	612,789
Dick's Sporting Goods, Inc.	634	89,394
Lowe's Companies, Inc.	1,622	379,986
TJX Companies, Inc.	19,940	1,725,408
		3,081,725
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,273	100,071
Tapestry, Inc.	7,750	334,413
		434,484
TOTAL CONSUMER DISCRETIONARY		5,969,696
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	33,722	1,146,885
The Coca-Cola Co.	21,554	1,334,839
		2,481,724
Consumer Staples Distribution & Retail - 4.1%
Albertsons Companies, Inc.	8,883	193,028
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	7,853	397,578
BJ's Wholesale Club Holdings, Inc. (a)	9,246	613,102
Costco Wholesale Corp.	1,071	600,478
Dollar Tree, Inc. (a)	7,355	1,135,097
Metro, Inc.	8,330	448,322
Target Corp.	1,953	266,526
Walmart, Inc.	14,170	2,265,216
		5,919,347
Food Products - 1.2%
Bunge Ltd.	6,112	664,191
Mondelez International, Inc.	15,334	1,136,709
		1,800,900
Household Products - 1.7%
Procter & Gamble Co.	15,212	2,377,636
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	2,108	379,440
Kenvue, Inc. (b)	9,133	216,269
Unilever PLC	3,803	204,346
		800,055
Tobacco - 1.1%
Philip Morris International, Inc.	15,197	1,515,445
TOTAL CONSUMER STAPLES		14,895,107
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	16,336	993,428
ConocoPhillips Co.	15,726	1,851,265
Enterprise Products Partners LP	32,662	865,870
Exxon Mobil Corp.	41,791	4,481,667
Hess Corp.	7,105	1,078,042
Imperial Oil Ltd.	18,309	986,366
Phillips 66 Co.	4,738	528,524
Valero Energy Corp.	3,671	473,229
		11,258,391
FINANCIALS - 16.3%
Banks - 10.1%
Bank of America Corp.	102,667	3,285,344
Huntington Bancshares, Inc.	67,425	825,282
JPMorgan Chase & Co.	33,806	5,339,992
M&T Bank Corp.	6,688	935,384
PNC Financial Services Group, Inc.	13,511	1,849,521
Wells Fargo & Co.	49,114	2,267,102
		14,502,625
Consumer Finance - 0.6%
Capital One Financial Corp.	7,024	821,948
Financial Services - 1.0%
Edenred SA	10,237	664,980
Visa, Inc. Class A	3,552	844,417
		1,509,397
Insurance - 4.6%
American Financial Group, Inc.	6,668	810,895
Chubb Ltd.	10,004	2,044,918
Hartford Financial Services Group, Inc.	19,317	1,388,506
Marsh & McLennan Companies, Inc.	5,873	1,106,591
The Travelers Companies, Inc.	7,432	1,282,838
		6,633,748
TOTAL FINANCIALS		23,467,718
HEALTH CARE - 16.4%
Biotechnology - 1.1%
Gilead Sciences, Inc.	21,307	1,622,315
Health Care Providers & Services - 3.0%
Cigna Group	7,430	2,192,593
UnitedHealth Group, Inc.	4,296	2,175,366
		4,367,959
Life Sciences Tools & Services - 2.0%
Danaher Corp.	11,027	2,812,547
Pharmaceuticals - 10.3%
AstraZeneca PLC (United Kingdom)	11,998	1,723,828
Bristol-Myers Squibb Co.	24,099	1,498,717
Eli Lilly & Co.	4,271	1,941,383
Johnson & Johnson	18,637	3,122,257
Merck & Co., Inc.	19,056	2,032,322
Roche Holding AG (participation certificate)	5,726	1,775,355
Royalty Pharma PLC	24,293	762,314
Sanofi SA	17,724	1,890,877
		14,747,053
TOTAL HEALTH CARE		23,549,874
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	3,336	766,179
Northrop Grumman Corp.	2,376	1,057,320
The Boeing Co. (a)	9,894	2,363,182
		4,186,681
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	6,227	1,165,259
Building Products - 0.5%
Johnson Controls International PLC	11,331	788,071
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	9,133	311,879
Electrical Equipment - 1.1%
AMETEK, Inc.	7,322	1,161,269
Regal Rexnord Corp.	2,308	360,463
		1,521,732
Industrial Conglomerates - 2.3%
General Electric Co.	19,164	2,189,295
Hitachi Ltd.	6,758	441,682
Siemens AG	3,829	652,623
		3,283,600
Machinery - 2.3%
Crane Co.	6,104	571,884
Crane Nxt Co.	6,606	390,745
Fortive Corp.	8,794	689,010
ITT, Inc.	15,986	1,592,206
		3,243,845
Professional Services - 0.7%
Experian PLC	9,233	356,815
KBR, Inc.	7,968	489,952
Paychex, Inc.	1,072	134,504
		981,271
Trading Companies & Distributors - 0.5%
Watsco, Inc. (b)	2,030	767,726
TOTAL INDUSTRIALS		16,250,064
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	48,690	2,533,828
IT Services - 1.7%
Accenture PLC Class A	3,580	1,132,533
Amdocs Ltd.	14,804	1,386,247
		2,518,780
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	6,222	1,241,476
NXP Semiconductors NV	8,100	1,806,138
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,606	1,745,635
		4,793,249
Software - 2.6%
Gen Digital, Inc.	16,455	320,050
Microsoft Corp.	5,379	1,806,914
Roper Technologies, Inc.	3,211	1,583,184
		3,710,148
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,075	407,634
Samsung Electronics Co. Ltd.	27,037	1,476,992
Seagate Technology Holdings PLC	2,592	164,592
		2,049,218
TOTAL INFORMATION TECHNOLOGY		15,605,223
MATERIALS - 5.0%
Chemicals - 2.1%
Linde PLC	7,838	3,062,071
Containers & Packaging - 1.6%
Ball Corp.	14,332	841,145
Crown Holdings, Inc.	14,820	1,374,703
		2,215,848
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	42,342	1,890,570
TOTAL MATERIALS		7,168,489
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	4,383	834,129
Lamar Advertising Co. Class A	13,160	1,298,892
Public Storage	2,741	772,277
		2,905,298
UTILITIES - 5.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	7,671	741,402
Exelon Corp.	13,663	571,933
FirstEnergy Corp.	11,423	449,952
NextEra Energy, Inc.	24,509	1,796,510
PG&E Corp. (a)	30,292	533,442
Southern Co.	16,623	1,202,508
		5,295,747
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	18,534	520,064
Multi-Utilities - 1.5%
Ameren Corp.	6,408	548,973
CenterPoint Energy, Inc.	17,599	529,554
Dominion Energy, Inc.	8,644	462,886
WEC Energy Group, Inc.	6,330	568,814
		2,110,227
TOTAL UTILITIES		7,926,038
TOTAL COMMON STOCKS (Cost $111,038,181)		137,666,507

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	6,020,687	6,021,891
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	457,854	457,900
TOTAL MONEY MARKET FUNDS (Cost $6,479,791)		6,479,791

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $117,517,972)	144,146,298
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(294,600)
NET ASSETS - 100.0%	143,851,698

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	6,467,902	25,192,087	25,638,098	150,202	-	-	6,021,891	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	506,250	706,102	754,452	502	-	-	457,900	0.0%
Total	6,974,152	25,898,189	26,392,550	150,704	-	-	6,479,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,670,609	8,670,609	-	-
Consumer Discretionary	5,969,696	5,969,696	-	-
Consumer Staples	14,895,107	14,690,761	204,346	-
Energy	11,258,391	11,258,391	-	-
Financials	23,467,718	23,467,718	-	-
Health Care	23,549,874	18,159,814	5,390,060	-
Industrials	16,250,064	15,240,626	1,009,438	-
Information Technology	15,605,223	15,605,223	-	-
Materials	7,168,489	7,168,489	-	-
Real Estate	2,905,298	2,905,298	-	-
Utilities	7,926,038	7,926,038	-	-

Money Market Funds	6,479,791	6,479,791	-	-
Total Investments in Securities:	144,146,298	137,542,454	6,603,844	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $442,402) - See accompanying schedule:
Unaffiliated issuers (cost $111,038,181)	$137,666,507
Fidelity Central Funds (cost $6,479,791)	6,479,791

Total Investment in Securities (cost $117,517,972)		$144,146,298
Foreign currency held at value (cost $243)		243
Receivable for fund shares sold		30,684
Dividends receivable		175,153
Distributions receivable from Fidelity Central Funds		25,022
Total assets		144,377,400
Liabilities
Payable for fund shares redeemed	$28,015
Accrued management fee	39,787
Collateral on securities loaned	457,900
Total Liabilities		525,702
Net Assets		$143,851,698
Net Assets consist of:
Paid in capital		$118,449,371
Total accumulated earnings (loss)		25,402,327
Net Assets		$143,851,698
Net Asset Value, offering price and redemption price per share ($143,851,698 ÷ 10,507,095 shares)		$13.69

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$1,822,105
Income from Fidelity Central Funds (including $502 from security lending)		150,704
Total Income		1,972,809
Expenses
Management fee	$253,632
Independent trustees' fees and expenses	481
Total expenses before reductions	254,113
Expense reductions	(198)
Total expenses after reductions		253,915
Net Investment income (loss)		1,718,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	674,643
Foreign currency transactions	3,716
Total net realized gain (loss)		678,359
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,576,451
Assets and liabilities in foreign currencies	1,319
Total change in net unrealized appreciation (depreciation)		1,577,770
Net gain (loss)		2,256,129
Net increase (decrease) in net assets resulting from operations		$3,975,023

Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,718,894	$2,877,904
Net realized gain (loss)	678,359	(1,696,368)
Change in net unrealized appreciation (depreciation)	1,577,770	1,946,324
Net increase (decrease) in net assets resulting from operations	3,975,023	3,127,860
Distributions to shareholders	(1,953,692)	(2,585,519)

Share transactions
Proceeds from sales of shares	23,107,485	77,628,161
Reinvestment of distributions	1,953,692	2,585,519
Cost of shares redeemed	(40,516,997)	(31,423,794)

Net increase (decrease) in net assets resulting from share transactions	(15,455,820)	48,789,886
Total increase (decrease) in net assets	(13,434,489)	49,332,227

Net Assets
Beginning of period	157,286,187	107,953,960
End of period	$143,851,698	$157,286,187

Other Information
Shares
Sold	1,775,958	6,024,855
Issued in reinvestment of distributions	149,497	205,000
Redeemed	(3,105,615)	(2,435,873)
Net increase (decrease)	(1,180,160)	3,793,982

Fidelity® Equity-Income K6 Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.46	$13.68	$11.44	$10.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.27	.24	.20	.12
Net realized and unrealized gain (loss)	.26	(.24) D	2.51	.62	.79
Total from investment operations	.41	.03	2.75	.82	.91
Distributions from net investment income	(.18)	(.25)	(.23)	(.20)	(.08)
Distributions from net realized gain	-	- E	(.27)	(.01)	- E
Total distributions	(.18)	(.25)	(.51) F	(.21)	(.08)
Net asset value, end of period	$13.69	$13.46	$13.68	$11.44	$10.83
Total Return G,H	3.08%	.35%	24.13%	7.97%	9.14%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.34% K	.34%	.34%	.34%	.34% K
Expenses net of fee waivers, if any	.34% K	.34%	.34%	.34%	.34% K
Expenses net of all reductions	.34% K	.34%	.34%	.34%	.34% K
Net investment income (loss)	2.31% K	2.12%	1.81%	1.98%	1.78% K
Supplemental Data
Net assets, end of period (000 omitted)	$143,852	$157,286	$107,954	$64,058	$48,531
Portfolio turnover rate L	42% K,M	37% M	43% M	70% M	21% K,M

AFor the period June 13, 2019 (commencement of operations) through January 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts,(ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,224,679
Gross unrealized depreciation	(3,556,861)
Net unrealized appreciation (depreciation)	$25,667,818
Tax cost	$118,478,480

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,273,433)
Long-term	-
Total capital loss carryforward	$(1,273,433)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	30,268,824	44,544,587

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	160,726	2,039,161

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	3,821,064	48,923,346
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Equity-Income K6 Fund	$ 304

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	3,171,083	4,099,903	66,699
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income K6 Fund	$99	$ -	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $198.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Equity-Income K6 Fund	.34%
Actual		$ 1,000	$ 1,030.80	$ 1.71
Hypothetical-B		$ 1,000	$ 1,023.11	$ 1.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9893875.104
EQU-K6-SANN-0923
Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	3.4
CBRE Group, Inc.	1.6
Raymond James Financial, Inc.	1.4
PG&E Corp.	1.3
Edison International	1.3
Constellation Energy Corp.	1.3
Steel Dynamics, Inc.	1.3
PACCAR, Inc.	1.2
Builders FirstSource, Inc.	1.2
Markel Group, Inc.	1.2
15.2

Market Sectors (% of Fund's net assets)

Industrials	19.2
Financials	16.8
Materials	10.1
Real Estate	9.1
Consumer Discretionary	9.0
Information Technology	7.7
Utilities	7.4
Energy	7.0
Health Care	6.8
Consumer Staples	3.7
Communication Services	2.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	4,663	190,416
Entertainment - 0.5%
Warner Bros Discovery, Inc. (b)	14,074	183,947
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	2,311	167,594
Media - 1.3%
News Corp. Class A	9,540	189,083
Nexstar Broadcasting Group, Inc. Class A	972	181,492
Thryv Holdings, Inc. (b)	3,563	84,443
		455,018
TOTAL COMMUNICATION SERVICES		996,975
CONSUMER DISCRETIONARY - 9.0%
Automobile Components - 1.3%
Aptiv PLC (b)	2,134	233,652
Atmus Filtration Technologies, Inc. (c)	4,900	116,865
Magna International, Inc. Class A (c)	2,096	134,836
		485,353
Broadline Retail - 0.5%
Kohl's Corp.	6,858	195,110
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (b)	3,019	130,542
Laureate Education, Inc. Class A	11,971	153,468
Service Corp. International	3,398	226,477
		510,487
Hotels, Restaurants & Leisure - 2.3%
Bowlero Corp. Class A (b)(c)	7,358	89,253
Hyatt Hotels Corp. Class A	1,824	230,462
Light & Wonder, Inc. Class A (b)	1,953	137,296
MGM Resorts International	3,752	190,489
Travel+Leisure Co.	4,439	180,800
		828,300
Household Durables - 1.2%
Helen of Troy Ltd. (b)	1,099	155,289
PulteGroup, Inc.	1,185	100,002
Tempur Sealy International, Inc.	3,687	164,551
		419,842
Leisure Products - 0.6%
Brunswick Corp.	2,635	227,427
Specialty Retail - 1.7%
Lithia Motors, Inc. Class A (sub. vtg.)	771	239,419
O'Reilly Automotive, Inc. (b)	94	87,024
Upbound Group, Inc.	5,499	190,430
Victoria's Secret & Co. (b)	3,822	78,313
		595,186
TOTAL CONSUMER DISCRETIONARY		3,261,705
CONSUMER STAPLES - 3.7%
Consumer Staples Distribution & Retail - 2.1%
Albertsons Companies, Inc.	5,595	121,579
BJ's Wholesale Club Holdings, Inc. (b)	2,700	179,037
Performance Food Group Co. (b)	2,090	124,898
U.S. Foods Holding Corp. (b)	7,728	330,217
		755,731
Food Products - 1.6%
Bunge Ltd.	3,473	377,411
Tyson Foods, Inc. Class A	3,732	207,947
		585,358
TOTAL CONSUMER STAPLES		1,341,089
ENERGY - 7.0%
Energy Equipment & Services - 1.6%
Championx Corp.	5,600	199,360
Liberty Oilfield Services, Inc. Class A	7,378	121,516
NOV, Inc.	8,300	166,664
Valaris Ltd. (b)	1,300	99,840
		587,380
Oil, Gas & Consumable Fuels - 5.4%
Cenovus Energy, Inc.	15,311	291,215
Chesapeake Energy Corp.	2,660	224,344
Hess Corp.	1,777	269,624
Kosmos Energy Ltd. (b)	15,800	112,180
Occidental Petroleum Corp.	5,294	334,210
Southwestern Energy Co. (b)	12,217	79,166
Targa Resources Corp.	4,557	373,628
Valero Energy Corp.	2,060	265,555
		1,949,922
TOTAL ENERGY		2,537,302
FINANCIALS - 16.8%
Banks - 3.8%
Citizens Financial Group, Inc.	9,950	320,987
East West Bancorp, Inc.	4,370	271,858
KeyCorp	10,900	134,179
M&T Bank Corp.	1,919	268,391
Truist Financial Corp.	5,900	195,998
Zions Bancorp NA	4,900	187,425
		1,378,838
Capital Markets - 2.4%
Carlyle Group LP	7,337	261,564
Raymond James Financial, Inc.	4,749	522,722
State Street Corp.	1,345	97,432
		881,718
Consumer Finance - 2.0%
Ally Financial, Inc.	3,600	109,944
Discover Financial Services	800	84,440
OneMain Holdings, Inc.	6,061	275,654
SLM Corp.	15,459	250,127
		720,165
Financial Services - 3.2%
Apollo Global Management, Inc.	3,311	270,542
Corebridge Financial, Inc.	6,705	125,451
Fidelity National Information Services, Inc.	2,407	145,335
Voya Financial, Inc.	2,426	180,155
Walker & Dunlop, Inc.	2,933	266,844
WEX, Inc. (b)	938	177,610
		1,165,937
Insurance - 5.4%
American Financial Group, Inc.	1,200	145,932
Arthur J. Gallagher & Co.	1,431	307,379
Chubb Ltd.	919	187,853
First American Financial Corp.	3,351	212,386
Hartford Financial Services Group, Inc.	4,436	318,860
Markel Group, Inc. (b)	290	420,416
MetLife, Inc.	2,283	143,761
Old Republic International Corp.	7,519	207,299
		1,943,886
TOTAL FINANCIALS		6,090,544
HEALTH CARE - 6.8%
Health Care Providers & Services - 4.6%
AdaptHealth Corp. (b)	10,842	148,969
AmerisourceBergen Corp.	1,251	233,812
Centene Corp. (b)	4,434	301,911
CVS Health Corp.	2,550	190,460
DaVita HealthCare Partners, Inc. (b)	1,516	154,617
Molina Healthcare, Inc. (b)	1,276	388,529
Tenet Healthcare Corp. (b)	3,375	252,214
		1,670,512
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (b)	363	147,146
Charles River Laboratories International, Inc. (b)	1,312	274,916
ICON PLC (b)	656	164,925
		586,987
Pharmaceuticals - 0.6%
Royalty Pharma PLC	7,087	222,390
TOTAL HEALTH CARE		2,479,889
INDUSTRIALS - 19.2%
Aerospace & Defense - 0.5%
Woodward, Inc.	1,430	172,143
Building Products - 2.8%
Armstrong World Industries, Inc.	3,086	238,733
Builders FirstSource, Inc. (b)	2,937	424,191
Carlisle Companies, Inc.	379	105,059
UFP Industries, Inc.	2,468	253,612
		1,021,595
Commercial Services & Supplies - 0.5%
The Brink's Co.	2,454	179,044
Construction & Engineering - 1.8%
EMCOR Group, Inc.	1,520	326,861
Willscot Mobile Mini Holdings (b)	6,518	312,538
		639,399
Electrical Equipment - 1.9%
Acuity Brands, Inc.	1,000	165,240
Generac Holdings, Inc. (b)	866	133,104
Regal Rexnord Corp.	2,629	410,597
		708,941
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc. Class A	5,402	328,172
RXO, Inc.	4,821	106,303
U-Haul Holding Co. (non-vtg.)	4,580	262,022
XPO, Inc. (b)	5,722	396,191
		1,092,688
Machinery - 3.7%
Chart Industries, Inc. (b)	1,302	237,172
Gates Industrial Corp. PLC (b)	13,000	177,060
PACCAR, Inc.	5,048	434,784
Terex Corp.	2,876	168,620
Timken Co.	3,570	331,510
		1,349,146
Professional Services - 3.2%
Concentrix Corp.	1,874	155,992
Genpact Ltd.	2,388	86,183
Leidos Holdings, Inc.	1,948	182,196
Manpower, Inc.	2,632	207,612
Science Applications International Corp.	2,324	281,994
SS&C Technologies Holdings, Inc.	3,982	231,952
		1,145,929
Trading Companies & Distributors - 1.8%
Core & Main, Inc. (b)	5,388	170,315
MSC Industrial Direct Co., Inc. Class A	1,322	133,416
WESCO International, Inc.	2,008	352,545
		656,276
TOTAL INDUSTRIALS		6,965,161
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (b)	4,308	225,567
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (b)	5,288	250,440
Flex Ltd. (b)	6,715	183,722
Keysight Technologies, Inc. (b)	1,034	166,557
Knowles Corp. (b)	8,110	148,170
TD SYNNEX Corp.	2,469	243,715
Vontier Corp.	2,760	85,367
		1,077,971
IT Services - 0.5%
DXC Technology Co. (b)	6,574	181,771
Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	219	157,349
Microchip Technology, Inc.	3,597	337,902
MKS Instruments, Inc.	2,508	273,798
ON Semiconductor Corp. (b)	1,600	172,400
		941,449
Software - 0.4%
Gen Digital, Inc.	7,796	151,632
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	3,592	228,092
TOTAL INFORMATION TECHNOLOGY		2,806,482
MATERIALS - 10.1%
Chemicals - 4.6%
Celanese Corp. Class A	2,853	357,738
CF Industries Holdings, Inc.	2,635	216,281
Corteva, Inc.	1,920	108,346
Methanex Corp.	2,322	104,583
Olin Corp.	5,169	298,148
The Chemours Co. LLC	6,100	225,578
Westlake Corp.	2,510	345,125
		1,655,799
Containers & Packaging - 2.1%
Crown Holdings, Inc.	1,923	178,377
Graphic Packaging Holding Co.	6,645	160,809
International Paper Co.	4,609	166,201
Packaging Corp. of America	1,632	250,267
		755,654
Metals & Mining - 2.2%
Constellium NV (b)	6,191	118,186
Freeport-McMoRan, Inc.	4,573	204,184
Steel Dynamics, Inc.	4,319	460,319
		782,689
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp.	3,985	303,378
West Fraser Timber Co. Ltd.	1,700	143,230
		446,608
TOTAL MATERIALS		3,640,750
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Digital Realty Trust, Inc.	3,071	382,708
Douglas Emmett, Inc.	9,838	144,619
Essex Property Trust, Inc.	1,171	285,197
Lamar Advertising Co. Class A	2,217	218,818
Prologis (REIT), Inc.	1,689	210,703
Public Storage	945	266,254
Welltower, Inc.	14,900	1,224,032
		2,732,331
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (b)	6,711	559,093
TOTAL REAL ESTATE		3,291,424
UTILITIES - 7.4%
Electric Utilities - 5.8%
Constellation Energy Corp.	4,801	464,017
Edison International	6,554	471,626
Exelon Corp.	7,431	311,062
FirstEnergy Corp.	6,254	246,345
NRG Energy, Inc.	2,900	110,171
PG&E Corp. (b)	27,811	489,752
		2,092,973
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	7,056	329,656
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	8,600	241,316
TOTAL UTILITIES		2,663,945
TOTAL COMMON STOCKS (Cost $31,240,994)		36,075,266

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d)	121,589	121,613
Fidelity Securities Lending Cash Central Fund 5.32% (d)(e)	265,573	265,600
TOTAL MONEY MARKET FUNDS (Cost $387,213)		387,213

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $31,628,207)	36,462,479
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(235,579)
NET ASSETS - 100.0%	36,226,900

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,416 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	38,458	2,252,767	2,169,612	1,791	-	-	121,613	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	348,525	3,536,936	3,619,861	1,266	-	-	265,600	0.0%
Total	386,983	5,789,703	5,789,473	3,057	-	-	387,213

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	996,975	996,975	-	-
Consumer Discretionary	3,261,705	3,261,705	-	-
Consumer Staples	1,341,089	1,341,089	-	-
Energy	2,537,302	2,537,302	-	-
Financials	6,090,544	6,090,544	-	-
Health Care	2,479,889	2,479,889	-	-
Industrials	6,965,161	6,965,161	-	-
Information Technology	2,806,482	2,806,482	-	-
Materials	3,640,750	3,640,750	-	-
Real Estate	3,291,424	3,291,424	-	-
Utilities	2,663,945	2,663,945	-	-

Money Market Funds	387,213	387,213	-	-
Total Investments in Securities:	36,462,479	36,462,479	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $262,524) - See accompanying schedule:
Unaffiliated issuers (cost $31,240,994)	$36,075,266
Fidelity Central Funds (cost $387,213)	387,213

Total Investment in Securities (cost $31,628,207)		$36,462,479
Cash		26,017
Receivable for investments sold		142,714
Receivable for fund shares sold		1,152
Dividends receivable		12,459
Distributions receivable from Fidelity Central Funds		347
Total assets		36,645,168
Liabilities
Payable for investments purchased	$139,174
Payable for fund shares redeemed	176
Accrued management fee	13,318
Collateral on securities loaned	265,600
Total Liabilities		418,268
Net Assets		$36,226,900
Net Assets consist of:
Paid in capital		$32,147,789
Total accumulated earnings (loss)		4,079,111
Net Assets		$36,226,900
Net Asset Value, offering price and redemption price per share ($36,226,900 ÷ 2,541,852 shares)		$14.25

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$335,603
Income from Fidelity Central Funds (including $1,266 from security lending)		3,057
Total Income		338,660
Expenses
Management fee	$77,089
Independent trustees' fees and expenses	112
Total expenses before reductions	77,201
Expense reductions	(86)
Total expenses after reductions		77,115
Net Investment income (loss)		261,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(719,979)
Foreign currency transactions	98
Total net realized gain (loss)		(719,881)
Change in net unrealized appreciation (depreciation) on investment securities		2,048,193
Net gain (loss)		1,328,312
Net increase (decrease) in net assets resulting from operations		$1,589,857
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,545	$464,171
Net realized gain (loss)	(719,881)	1,733,712
Change in net unrealized appreciation (depreciation)	2,048,193	(1,679,298)
Net increase (decrease) in net assets resulting from operations	1,589,857	518,585
Distributions to shareholders	(71,328)	(470,724)

Share transactions
Proceeds from sales of shares	3,076,240	9,720,249
Reinvestment of distributions	71,328	470,724
Cost of shares redeemed	(4,813,615)	(8,856,637)

Net increase (decrease) in net assets resulting from share transactions	(1,666,047)	1,334,336
Total increase (decrease) in net assets	(147,518)	1,382,197

Net Assets
Beginning of period	36,374,418	34,992,221
End of period	$36,226,900	$36,374,418

Other Information
Shares
Sold	240,463	739,821
Issued in reinvestment of distributions	5,720	37,658
Redeemed	(368,380)	(695,036)
Net increase (decrease)	(122,197)	82,443

Fidelity® Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$13.55	$10.64	$10.28	$9.85	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.10	.19 C	.19	.19	.21	.21
Net realized and unrealized gain (loss)	.53	.12	2.91	.40	.40	(1.44)
Total from investment operations	.63	.31	3.10	.59	.61	(1.23)
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.18)	(.22)
Distributions from net realized gain	(.03)	-	-	-	-	(.05)
Total distributions	(.03)	(.21)	(.19)	(.23)	(.18)	(.27)
Net asset value, end of period	$14.25	$13.65	$13.55	$10.64	$10.28	$9.85
Total Return D,E	4.62%	2.41%	29.17%	5.83%	6.15%	(10.82)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.44%	.44%	.44%
Net investment income (loss)	1.53% H	1.45% C	1.45%	2.07%	2.05%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$36,227	$36,374	$34,992	$27,404	$53,188	$48,924
Portfolio turnover rate I	76% H,J	85% J	100%	73% J	102% J	89% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,960,520
Gross unrealized depreciation	(1,316,809)
Net unrealized appreciation (depreciation)	$4,643,711
Tax cost	$31,818,768

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	13,085,246	15,362,377

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	88,078	1,053,416

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	30,440	364,276
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$ 295

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	706,481	719,430	(51,607)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value K6 Fund	$133	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $86.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Mid Cap Value K6 Fund	.45%
Actual		$ 1,000	$ 1,046.20	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9883982.106
MCVK6-SANN-0923
Fidelity® Equity-Income Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.1
Bank of America Corp.	2.2
Johnson & Johnson	2.1
Linde PLC	2.1
Danaher Corp.	2.0
Cisco Systems, Inc.	1.8
The Boeing Co.	1.7
Procter & Gamble Co.	1.6
Wells Fargo & Co.	1.5
21.8

Market Sectors (% of Fund's net assets)

Health Care	16.3
Financials	16.2
Industrials	11.4
Information Technology	10.9
Consumer Staples	10.3
Energy	7.8
Communication Services	6.1
Utilities	5.6
Materials	5.0
Consumer Discretionary	4.2
Real Estate	2.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,811,888	40,829
Verizon Communications, Inc.	1,784,764	60,825
		101,654
Entertainment - 0.6%
Activision Blizzard, Inc.	492,108	45,648
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	817,172	108,455
Media - 1.7%
Comcast Corp. Class A	2,352,663	106,482
Interpublic Group of Companies, Inc.	606,789	20,770
		127,252
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	404,025	17,691
T-Mobile U.S., Inc. (a)	453,750	62,513
		80,204
TOTAL COMMUNICATION SERVICES		463,213
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	464,478	15,611
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	396,013	116,111
Specialty Retail - 2.2%
Best Buy Co., Inc.	174,584	14,499
Burlington Stores, Inc. (a)(b)	185,875	33,015
Dick's Sporting Goods, Inc.	27,770	3,916
Lowe's Companies, Inc.	89,078	20,868
TJX Companies, Inc.	1,066,090	92,249
		164,547
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	60,127	4,727
Tapestry, Inc.	413,750	17,853
		22,580
TOTAL CONSUMER DISCRETIONARY		318,849
CONSUMER STAPLES - 10.3%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,807,621	61,477
The Coca-Cola Co.	1,152,848	71,396
		132,873
Consumer Staples Distribution & Retail - 4.1%
Albertsons Companies, Inc.	486,156	10,564
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	426,847	21,610
BJ's Wholesale Club Holdings, Inc. (a)	496,029	32,892
Costco Wholesale Corp.	55,401	31,062
Dollar Tree, Inc. (a)	393,645	60,751
Metro, Inc.	449,870	24,212
Target Corp.	107,562	14,679
Walmart, Inc.	732,414	117,084
		312,854
Food Products - 1.3%
Bunge Ltd.	325,984	35,425
Mondelez International, Inc.	819,850	60,775
		96,200
Household Products - 1.6%
Procter & Gamble Co.	789,466	123,394
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	113,992	20,519
Kenvue, Inc. (b)	484,167	11,465
Unilever PLC	207,797	11,166
		43,150
Tobacco - 1.0%
Philip Morris International, Inc.	810,603	80,833
TOTAL CONSUMER STAPLES		789,304
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	868,719	52,829
ConocoPhillips Co.	839,985	98,883
Enterprise Products Partners LP	1,742,950	46,206
Exxon Mobil Corp.	2,199,111	235,833
Hess Corp.	379,667	57,607
Imperial Oil Ltd.	975,036	52,528
Phillips 66 Co.	251,527	28,058
Valero Energy Corp.	198,465	25,584
		597,528
FINANCIALS - 16.2%
Banks - 10.0%
Bank of America Corp.	5,366,606	171,731
Huntington Bancshares, Inc.	3,607,104	44,151
JPMorgan Chase & Co.	1,781,532	281,407
M&T Bank Corp.	361,492	50,558
PNC Financial Services Group, Inc.	723,624	99,057
Wells Fargo & Co.	2,550,043	117,710
		764,614
Consumer Finance - 0.6%
Capital One Financial Corp.	373,120	43,663
Financial Services - 1.0%
Edenred SA	548,163	35,608
Visa, Inc. Class A	189,261	44,993
		80,601
Insurance - 4.6%
American Financial Group, Inc.	358,688	43,620
Chubb Ltd.	515,229	105,318
Hartford Financial Services Group, Inc.	1,032,924	74,247
Marsh & McLennan Companies, Inc.	312,427	58,867
The Travelers Companies, Inc.	397,036	68,532
		350,584
TOTAL FINANCIALS		1,239,462
HEALTH CARE - 16.3%
Biotechnology - 1.1%
Gilead Sciences, Inc.	1,138,293	86,670
Health Care Providers & Services - 3.0%
Cigna Group	383,777	113,253
UnitedHealth Group, Inc.	230,216	116,574
		229,827
Life Sciences Tools & Services - 2.0%
Danaher Corp.	589,024	150,236
Pharmaceuticals - 10.2%
AstraZeneca PLC (United Kingdom)	643,704	92,485
Bristol-Myers Squibb Co.	1,291,571	80,323
Eli Lilly & Co.	219,514	99,780
Johnson & Johnson	972,753	162,965
Merck & Co., Inc.	1,020,377	108,823
Roche Holding AG (participation certificate)	305,008	94,568
Royalty Pharma PLC	1,299,107	40,766
Sanofi SA	912,970	97,400
		777,110
TOTAL HEALTH CARE		1,243,843
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	180,868	41,540
Northrop Grumman Corp.	128,271	57,081
The Boeing Co. (a)	530,063	126,606
		225,227
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	335,172	62,721
Building Products - 0.6%
Johnson Controls International PLC	612,279	42,584
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	491,067	16,769
Electrical Equipment - 1.1%
AMETEK, Inc.	393,098	62,345
Regal Rexnord Corp.	120,892	18,881
		81,226
Industrial Conglomerates - 2.3%
General Electric Co.	1,026,082	117,220
Hitachi Ltd.	351,942	23,002
Siemens AG	204,715	34,892
		175,114
Machinery - 2.3%
Crane Co.	325,177	30,466
Crane Nxt Co.	355,275	21,015
Fortive Corp.	471,862	36,970
ITT, Inc.	852,776	84,936
		173,387
Professional Services - 0.7%
Experian PLC	494,367	19,105
KBR, Inc.	424,432	26,098
Paychex, Inc.	57,928	7,268
		52,471
Trading Companies & Distributors - 0.5%
Watsco, Inc. (b)	107,749	40,750
TOTAL INDUSTRIALS		870,249
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,602,266	135,422
IT Services - 1.8%
Accenture PLC Class A	188,813	59,731
Amdocs Ltd.	792,199	74,182
		133,913
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	333,678	66,579
NXP Semiconductors NV	432,115	96,353
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	906,712	89,900
		252,832
Software - 2.6%
Gen Digital, Inc.	904,612	17,595
Microsoft Corp.	286,220	96,147
Roper Technologies, Inc.	173,339	85,465
		199,207
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	112,673	22,135
Samsung Electronics Co. Ltd.	1,444,250	78,897
Seagate Technology Holdings PLC	120,876	7,676
		108,708
TOTAL INFORMATION TECHNOLOGY		830,082
MATERIALS - 5.0%
Chemicals - 2.2%
Linde PLC	416,924	162,880
Containers & Packaging - 1.5%
Ball Corp. (b)	766,268	44,972
Crown Holdings, Inc.	755,408	70,072
		115,044
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	2,263,458	101,063
TOTAL MATERIALS		378,987
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	234,179	44,567
Lamar Advertising Co. Class A	703,364	69,422
Public Storage	144,005	40,573
		154,562
UTILITIES - 5.6%
Electric Utilities - 3.7%
Constellation Energy Corp.	409,953	39,622
Exelon Corp.	733,685	30,712
FirstEnergy Corp.	619,358	24,397
NextEra Energy, Inc.	1,313,013	96,244
PG&E Corp. (a)	1,622,822	28,578
Southern Co.	889,979	64,381
		283,934
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,003,135	28,148
Multi-Utilities - 1.5%
Ameren Corp.	342,593	29,350
CenterPoint Energy, Inc.	940,959	28,313
Dominion Energy, Inc.	462,854	24,786
WEC Energy Group, Inc.	337,563	30,333
		112,782
TOTAL UTILITIES		424,864
TOTAL COMMON STOCKS (Cost $5,108,830)		7,310,943

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (c)	311,183,733	311,246
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	37,821,243	37,825
TOTAL MONEY MARKET FUNDS (Cost $349,071)		349,071

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,457,901)	7,660,014
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(30,337)
NET ASSETS - 100.0%	7,629,677

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	277,197	676,240	642,191	7,178	-	-	311,246	0.8%
Fidelity Securities Lending Cash Central Fund 5.32%	7,256	246,932	216,363	44	-	-	37,825	0.1%
Total	284,453	923,172	858,554	7,222	-	-	349,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	463,213	463,213	-	-
Consumer Discretionary	318,849	318,849	-	-
Consumer Staples	789,304	778,138	11,166	-
Energy	597,528	597,528	-	-
Financials	1,239,462	1,239,462	-	-
Health Care	1,243,843	959,390	284,453	-
Industrials	870,249	816,252	53,997	-
Information Technology	830,082	830,082	-	-
Materials	378,987	378,987	-	-
Real Estate	154,562	154,562	-	-
Utilities	424,864	424,864	-	-

Money Market Funds	349,071	349,071	-	-
Total Investments in Securities:	7,660,014	7,310,398	349,616	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,772) - See accompanying schedule:
Unaffiliated issuers (cost $5,108,830)	$7,310,943
Fidelity Central Funds (cost $349,071)	349,071

Total Investment in Securities (cost $5,457,901)		$7,660,014
Cash		5
Receivable for fund shares sold		4,286
Dividends receivable		9,531
Distributions receivable from Fidelity Central Funds		1,438
Prepaid expenses		13
Other receivables		679
Total assets		7,675,966
Liabilities
Payable for fund shares redeemed	$4,370
Accrued management fee	2,628
Other affiliated payables	796
Other payables and accrued expenses	670
Collateral on securities loaned	37,825
Total Liabilities		46,289
Net Assets		$7,629,677
Net Assets consist of:
Paid in capital		$5,232,891
Total accumulated earnings (loss)		2,396,786
Net Assets		$7,629,677

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value, offering price and redemption price per share ($7,082,614 ÷ 104,859 shares)		$67.54
Class K :
Net Asset Value, offering price and redemption price per share ($547,063 ÷ 8,106 shares)		$67.49

Statement of Operations
Amounts in thousands		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$84,127
Income from Fidelity Central Funds (including $44 from security lending)		7,222
Total Income		91,349
Expenses
Management fee	$14,850
Transfer agent fees	4,244
Accounting fees	520
Custodian fees and expenses	43
Independent trustees' fees and expenses	24
Registration fees	90
Audit	83
Legal	18
Miscellaneous	19
Total expenses before reductions	19,891
Expense reductions	(219)
Total expenses after reductions		19,672
Net Investment income (loss)		71,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	192,717
Redemptions in-kind	754
Foreign currency transactions	64
Total net realized gain (loss)		193,535
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,293)
Assets and liabilities in foreign currencies	96
Total change in net unrealized appreciation (depreciation)		(40,197)
Net gain (loss)		153,338
Net increase (decrease) in net assets resulting from operations		$225,015
Statement of Changes in Net Assets

Amount in thousands	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,677	$141,280
Net realized gain (loss)	193,535	222,788
Change in net unrealized appreciation (depreciation)	(40,197)	(398,013)
Net increase (decrease) in net assets resulting from operations	225,015	(33,945)
Distributions to shareholders	(67,791)	(314,648)

Share transactions - net increase (decrease)	232,058	(292,149)
Total increase (decrease) in net assets	389,282	(640,742)

Net Assets
Beginning of period	7,240,395	7,881,137
End of period	$7,629,677	$7,240,395

Fidelity® Equity-Income Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$66.16	$69.17	$61.74	$59.36	$54.70	$63.45
Income from Investment Operations
Net investment income (loss) A,B	.66	1.27	1.12	.97	1.19	1.44
Net realized and unrealized gain (loss)	1.34	(1.37)	13.26	3.52	7.81	(5.22)
Total from investment operations	2.00	(.10)	14.38	4.49	9.00	(3.78)
Distributions from net investment income	(.60)	(1.23)	(1.09)	(.94)	(1.10)	(1.39)
Distributions from net realized gain	(.02)	(1.67)	(5.86)	(1.17)	(3.24)	(3.58)
Total distributions	(.62)	(2.91) C	(6.95)	(2.11)	(4.34)	(4.97)
Net asset value, end of period	$67.54	$66.16	$69.17	$61.74	$59.36	$54.70
Total Return D,E	3.07%	.05%	23.70%	7.93%	16.69%	(5.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.57%	.57%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.57% H	.57%	.57%	.60%	.60%	.61%
Expenses net of all reductions	.57% H	.57%	.57%	.59%	.60%	.60%
Net investment income (loss)	2.05% H	1.94%	1.59%	1.75%	2.04%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$7,083	$6,699	$7,163	$5,940	$5,378	$5,016
Portfolio turnover rate I	28% H,J	22% J	27% J	50% J	32% J	24% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Equity-Income Fund Class K

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$66.10	$69.11	$61.69	$59.31	$54.67	$63.41
Income from Investment Operations
Net investment income (loss) A,B	.69	1.33	1.17	1.02	1.24	1.51
Net realized and unrealized gain (loss)	1.34	(1.38)	13.26	3.52	7.80	(5.22)
Total from investment operations	2.03	(.05)	14.43	4.54	9.04	(3.71)
Distributions from net investment income	(.62)	(1.29)	(1.15)	(.99)	(1.16)	(1.45)
Distributions from net realized gain	(.02)	(1.67)	(5.86)	(1.17)	(3.24)	(3.58)
Total distributions	(.64)	(2.96)	(7.01)	(2.16)	(4.40)	(5.03)
Net asset value, end of period	$67.49	$66.10	$69.11	$61.69	$59.31	$54.67
Total Return C,D	3.13%	.14%	23.80%	8.04%	16.77%	(5.81)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.49%	.49%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.48% G	.48%	.48%	.50%	.51%	.51%
Expenses net of all reductions	.48% G	.48%	.48%	.50%	.50%	.50%
Net investment income (loss)	2.13% G	2.03%	1.67%	1.84%	2.13%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$547	$541	$719	$655	$788	$807
Portfolio turnover rate H	28% G,I	22% I	27% I	50% I	32% I	24% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$613

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,336,013
Gross unrealized depreciation	(151,529)
Net unrealized appreciation (depreciation)	$2,184,484
Tax cost	$5,475,530
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,297,941	957,422

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	33	754	2,039	Equity Income, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	757	19,241	48,923	Equity Income, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Equity-Income	$4,134.13
Class K	110.04
	$4,244

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity-Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income Fund	$ 16

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	172,113	134,914	18,670

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity-Income Fund	$7

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income Fund	$7	$ -	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $215.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$62,612	$289,594
Class K	5,179	25,054
Total	$67,791	$314,648

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity Equity-Income Fund
Equity-Income
Shares sold	10,069	9,359	$653,456	$614,890
Reinvestment of distributions	894	4,210	57,504	268,633
Shares redeemed	(7,357)	(15,862)	(473,959)	(1,032,128)
Net increase (decrease)	3,606	(2,293)	$237,001	$(148,605)
Class K
Shares sold	722	1,656	$46,607	$109,657
Reinvestment of distributions	81	393	5,179	25,054
Shares redeemed	(888)	(4,255)	(56,729)	(278,255)
Net increase (decrease)	(85)	(2,206)	$(4,943)	$(143,544)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Equity-Income Fund
Fidelity® Equity-Income Fund	.57%
Actual		$ 1,000	$ 1,030.70	$ 2.87
Hypothetical-B		$ 1,000	$ 1,021.97	$ 2.86
Class K	.48%
Actual		$ 1,000	$ 1,031.30	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.536123.126
EQU-SANN-0923
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Semi-Annual Report
July 31, 2023

Contents

Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund
Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.7
Apple, Inc.	6.2
Amazon.com, Inc.	3.5
NVIDIA Corp.	3.2
Exxon Mobil Corp.	2.1
Meta Platforms, Inc. Class A	1.9
JPMorgan Chase & Co.	1.9
UnitedHealth Group, Inc.	1.8
Alphabet, Inc. Class C	1.6
Alphabet, Inc. Class A	1.6
30.5

Market Sectors (% of Fund's net assets)

Information Technology	26.1
Financials	13.3
Health Care	12.4
Consumer Discretionary	10.5
Industrials	10.3
Communication Services	8.1
Consumer Staples	6.1
Energy	4.1
Materials	2.7
Real Estate	2.7
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Fidelity® Series All-Sector Equity Fund
Schedule of Investments July 31, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Entertainment - 1.7%
Activision Blizzard, Inc.	105,811	9,815,028
Cinemark Holdings, Inc. (a)(b)	151,600	2,530,204
Lions Gate Entertainment Corp. Class B (a)	106,000	775,920
Netflix, Inc. (a)	50,910	22,347,963
Spotify Technology SA (a)	19,170	2,864,190
Take-Two Interactive Software, Inc. (a)	21,900	3,349,386
The Walt Disney Co. (a)	80,187	7,127,822
World Wrestling Entertainment, Inc. Class A (b)	29,221	3,068,205
		51,878,718
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	355,400	47,168,688
Class C (a)	376,020	50,052,022
Angi, Inc. (a)	223,600	865,332
IAC, Inc. (a)	5,480	381,408
Meta Platforms, Inc. Class A (a)	185,440	59,081,184
Pinterest, Inc. Class A (a)	81,300	2,356,887
Snap, Inc. Class A (a)	485,720	5,517,779
Zoominfo Technologies, Inc. (a)	9,230	236,011
		165,659,311
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	153,030	518,772
Charter Communications, Inc. Class A (a)	20,000	8,103,800
Comcast Corp. Class A	169,738	7,682,342
DISH Network Corp. Class A (a)(b)	17,200	136,396
Liberty Broadband Corp.:
Class A (a)	48,000	4,263,840
Class C (a)	21,000	1,871,730
		22,576,880
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	73,152	10,078,151
TOTAL COMMUNICATION SERVICES		250,193,060
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Aptiv PLC (a)	33,600	3,678,864
Automobiles - 1.4%
Tesla, Inc. (a)	160,700	42,976,001
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	805,879	107,729,905
Etsy, Inc. (a)	21,500	2,185,475
		109,915,380
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	4,290	12,744,732
Chipotle Mexican Grill, Inc. (a)	4,300	8,437,804
Draftkings Holdings, Inc. (a)	173,700	5,520,186
Marriott International, Inc. Class A	60,600	12,229,686
McDonald's Corp.	27,500	8,063,000
Planet Fitness, Inc. (a)	30,100	2,032,954
Red Rock Resorts, Inc.	26,100	1,265,850
Starbucks Corp.	133,000	13,508,810
Sweetgreen, Inc. Class A (a)	19,729	297,316
Wingstop, Inc.	20,800	3,506,464
Yum! Brands, Inc.	32,400	4,460,508
		72,067,310
Household Durables - 0.3%
D.R. Horton, Inc.	64,400	8,180,088
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	54,300	527,253
YETI Holdings, Inc. (a)	60,500	2,577,300
		3,104,553
Specialty Retail - 1.8%
O'Reilly Automotive, Inc. (a)	7,000	6,480,530
RH (a)	6,900	2,678,373
The Home Depot, Inc.	38,379	12,812,445
TJX Companies, Inc.	303,996	26,304,774
Ulta Beauty, Inc. (a)	8,700	3,869,760
Warby Parker, Inc. (a)	128,300	1,916,802
		54,062,684
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	26,700	2,892,945
NIKE, Inc. Class B	129,500	14,295,505
Ralph Lauren Corp.	68,500	8,996,105
Tapestry, Inc.	57,400	2,476,810
Wolverine World Wide, Inc.	54,300	687,981
		29,349,346
TOTAL CONSUMER DISCRETIONARY		323,334,226
CONSUMER STAPLES - 6.1%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	4,419	1,641,393
Celsius Holdings, Inc. (a)	25,900	3,747,730
Constellation Brands, Inc. Class A (sub. vtg.)	41,965	11,448,052
Duckhorn Portfolio, Inc. (a)	53,401	671,785
Keurig Dr. Pepper, Inc.	167,210	5,686,812
Molson Coors Beverage Co. Class B	25,802	1,800,206
Monster Beverage Corp.	148,086	8,513,464
PepsiCo, Inc.	105,990	19,868,885
The Coca-Cola Co.	340,445	21,083,759
The Vita Coco Co., Inc. (a)	36,400	961,688
		75,423,774
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	18,300	1,213,473
Costco Wholesale Corp.	35,230	19,752,404
Dollar Tree, Inc. (a)	32,283	4,982,235
Walmart, Inc.	118,967	19,018,065
		44,966,177
Food Products - 0.9%
Freshpet, Inc. (a)(b)	49,424	3,634,641
Lamb Weston Holdings, Inc.	23,969	2,483,907
McCormick & Co., Inc. (non-vtg.)	38,115	3,410,530
Mondelez International, Inc.	151,096	11,200,746
Sovos Brands, Inc. (a)	96,652	1,720,406
The Hershey Co.	19,279	4,459,425
TreeHouse Foods, Inc. (a)	17,591	907,872
		27,817,527
Household Products - 1.1%
Procter & Gamble Co.	209,378	32,725,781
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	8,600	1,003,792
Estee Lauder Companies, Inc. Class A	23,953	4,311,540
Kenvue, Inc. (b)	16,756	396,782
		5,712,114
TOTAL CONSUMER STAPLES		186,645,373
ENERGY - 4.1%
Energy Equipment & Services - 0.6%
Expro Group Holdings NV (a)	204,000	4,526,760
Schlumberger Ltd.	126,700	7,391,678
Weatherford International PLC (a)	70,200	5,833,620
		17,752,058
Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corp.	600,324	64,378,746
Hess Corp.	160,000	24,276,800
Phillips 66 Co.	61,800	6,893,790
Valero Energy Corp.	106,200	13,690,242
		109,239,578
TOTAL ENERGY		126,991,636
FINANCIALS - 13.3%
Banks - 4.5%
Bank of America Corp.	752,569	24,082,208
Citigroup, Inc.	136,690	6,514,645
JPMorgan Chase & Co.	368,989	58,285,502
KeyCorp	520,545	6,407,909
M&T Bank Corp.	32,213	4,505,310
PNC Financial Services Group, Inc.	57,223	7,833,256
Wells Fargo & Co.	614,422	28,361,720
Zions Bancorp NA	49,296	1,885,572
		137,876,122
Capital Markets - 1.9%
Bank of New York Mellon Corp.	298,599	13,544,451
BlackRock, Inc. Class A	19,451	14,371,371
Cboe Global Markets, Inc.	29,001	4,050,860
Interactive Brokers Group, Inc.	55,943	4,885,502
Morgan Stanley	122,188	11,187,533
State Street Corp.	84,254	6,103,360
StepStone Group, Inc. Class A	39,296	1,103,039
Virtu Financial, Inc. Class A	82,418	1,529,678
		56,775,794
Consumer Finance - 0.3%
American Express Co.	7,586	1,281,124
Capital One Financial Corp.	56,512	6,613,034
		7,894,158
Financial Services - 2.9%
Apollo Global Management, Inc.	189,609	15,492,951
Block, Inc. Class A (a)	138,724	11,171,444
Fiserv, Inc. (a)	90,819	11,462,266
FleetCor Technologies, Inc. (a)	14,505	3,610,440
Global Payments, Inc.	68,783	7,583,326
MGIC Investment Corp.	211,636	3,542,787
Visa, Inc. Class A	142,257	33,818,757
Voya Financial, Inc.	43,467	3,227,859
		89,909,830
Insurance - 3.7%
Arch Capital Group Ltd. (a)	66,622	5,175,863
Arthur J. Gallagher & Co.	57,857	12,427,684
Chubb Ltd.	87,889	17,965,390
Everest Re Group Ltd.	13,977	5,038,848
Globe Life, Inc.	64,013	7,180,338
Hartford Financial Services Group, Inc.	181,453	13,042,842
Marsh & McLennan Companies, Inc.	60,135	11,330,637
Progressive Corp.	107,222	13,507,828
Reinsurance Group of America, Inc.	27,398	3,845,309
The Travelers Companies, Inc.	108,945	18,804,996
Unum Group	130,018	6,320,175
		114,639,910
TOTAL FINANCIALS		407,095,814
HEALTH CARE - 12.4%
Biotechnology - 2.2%
Biogen, Inc. (a)	31,000	8,375,890
Exact Sciences Corp. (a)	73,000	7,120,420
Gilead Sciences, Inc.	293,500	22,347,090
Regeneron Pharmaceuticals, Inc. (a)	1,600	1,187,056
Sarepta Therapeutics, Inc. (a)	32,400	3,511,836
Vertex Pharmaceuticals, Inc. (a)	68,100	23,994,354
		66,536,646
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	50,800	5,655,564
Boston Scientific Corp. (a)	635,810	32,966,749
Intuitive Surgical, Inc. (a)	50,300	16,317,320
Masimo Corp. (a)	25,900	3,167,570
Penumbra, Inc. (a)	22,800	6,916,608
Stryker Corp.	89,400	25,336,854
		90,360,665
Health Care Providers & Services - 3.3%
agilon health, Inc. (a)	251,366	4,813,659
AmerisourceBergen Corp.	106,700	19,942,230
Cigna Group	6,600	1,947,660
Humana, Inc.	17,400	7,948,842
Surgery Partners, Inc. (a)	347,062	13,407,005
UnitedHealth Group, Inc.	108,100	54,738,597
		102,797,993
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	40,300	2,538,094
Danaher Corp.	23,600	6,019,416
IQVIA Holdings, Inc. (a)	23,700	5,303,112
Thermo Fisher Scientific, Inc.	22,500	12,344,850
West Pharmaceutical Services, Inc.	25,000	9,201,000
		35,406,472
Pharmaceuticals - 2.8%
Eli Lilly & Co.	97,966	44,530,445
Merck & Co., Inc.	306,000	32,634,900
Royalty Pharma PLC	273,400	8,579,292
		85,744,637
TOTAL HEALTH CARE		380,846,413
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.0%
Howmet Aerospace, Inc.	125,800	6,433,412
Lockheed Martin Corp.	31,500	14,060,655
Northrop Grumman Corp.	14,600	6,497,000
Raytheon Technologies Corp.	49,748	4,374,342
The Boeing Co. (a)	86,475	20,654,554
TransDigm Group, Inc.	10,600	9,537,032
		61,556,995
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	23,500	4,397,555
Building Products - 0.7%
Trane Technologies PLC	105,400	21,020,976
Electrical Equipment - 1.0%
AMETEK, Inc.	128,800	20,427,680
Hubbell, Inc. Class B	23,300	7,269,600
Nextracker, Inc. Class A	65,900	2,790,865
		30,488,145
Ground Transportation - 2.0%
CSX Corp.	361,000	12,028,520
Old Dominion Freight Lines, Inc.	38,300	16,066,467
Uber Technologies, Inc. (a)	421,060	20,825,628
Union Pacific Corp.	53,000	12,297,060
		61,217,675
Industrial Conglomerates - 1.0%
General Electric Co.	184,889	21,121,719
Honeywell International, Inc.	48,000	9,318,240
		30,439,959
Machinery - 3.0%
Caterpillar, Inc.	49,500	13,125,915
Deere & Co.	9,800	4,210,080
Dover Corp.	103,800	15,151,686
Fortive Corp.	266,300	20,864,605
Ingersoll Rand, Inc.	247,900	16,180,433
Parker Hannifin Corp.	56,200	23,042,562
		92,575,281
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	75,200	3,478,752
Professional Services - 0.4%
Paycom Software, Inc.	32,200	11,874,072
TOTAL INDUSTRIALS		317,049,410
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	61,800	9,584,562
Lumentum Holdings, Inc. (a)	31,600	1,654,576
		11,239,138
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	448,000	12,257,280
Jabil, Inc.	192,817	21,339,057
		33,596,337
IT Services - 1.9%
Accenture PLC Class A	70,500	22,302,675
Amdocs Ltd.	94,300	8,830,252
EPAM Systems, Inc. (a)	20,900	4,949,329
MongoDB, Inc. Class A (a)	46,500	19,688,100
Snowflake, Inc. (a)	10,800	1,919,268
		57,689,624
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	188,526	21,567,374
First Solar, Inc. (a)	34,400	7,134,560
Marvell Technology, Inc.	252,900	16,471,377
Microchip Technology, Inc.	220,330	20,697,800
NVIDIA Corp.	208,320	97,345,853
NXP Semiconductors NV	57,400	12,799,052
ON Semiconductor Corp. (a)	223,768	24,111,002
		200,127,018
Software - 9.8%
Datadog, Inc. Class A (a)	74,700	8,718,984
HubSpot, Inc. (a)	9,200	5,341,060
Intuit, Inc.	61,900	31,674,230
Microsoft Corp.	614,800	206,523,618
Oracle Corp.	143,200	16,787,336
Palo Alto Networks, Inc. (a)(b)	67,400	16,847,304
Salesforce, Inc. (a)	38,000	8,550,380
UiPath, Inc. Class A (a)(b)	434,900	7,862,992
		302,305,904
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	974,436	191,427,952
Dell Technologies, Inc.	70,700	3,741,444
		195,169,396
TOTAL INFORMATION TECHNOLOGY		800,127,417
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	13,377	4,084,399
Ashland, Inc.	17,000	1,553,120
Celanese Corp. Class A	35,800	4,488,962
Corteva, Inc.	77,500	4,373,325
DuPont de Nemours, Inc.	47,185	3,662,972
Linde PLC	53,486	20,895,376
LyondellBasell Industries NV Class A	49,400	4,883,684
Olin Corp.	42,200	2,434,096
The Chemours Co. LLC	78,700	2,910,326
Tronox Holdings PLC	124,000	1,647,960
Westlake Corp.	10,600	1,457,500
		52,391,720
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4,839	2,160,420
Vulcan Materials Co.	10,400	2,293,200
		4,453,620
Containers & Packaging - 0.3%
Aptargroup, Inc.	27,900	3,388,734
Avery Dennison Corp.	9,300	1,711,293
Crown Holdings, Inc.	14,500	1,345,020
Greif, Inc. Class A	32,036	2,369,703
		8,814,750
Metals & Mining - 0.5%
Alcoa Corp.	5,800	209,902
Freeport-McMoRan, Inc.	253,734	11,329,223
Newmont Corp.	31,100	1,334,812
Reliance Steel & Aluminum Co.	12,869	3,768,815
		16,642,752
TOTAL MATERIALS		82,302,842
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	37,100	7,060,501
Corporate Office Properties Trust (SBI)	86,400	2,246,400
Crown Castle International Corp.	17,600	1,905,904
CubeSmart	26,400	1,144,704
Digital Realty Trust, Inc.	51,200	6,380,544
Equinix, Inc.	13,900	11,257,888
Equity Lifestyle Properties, Inc.	97,200	6,918,696
Essex Property Trust, Inc.	15,300	3,726,315
Extra Space Storage, Inc.	8,234	1,149,219
Host Hotels & Resorts, Inc.	124,000	2,281,600
Invitation Homes, Inc.	260,300	9,240,650
Mid-America Apartment Communities, Inc.	35,800	5,357,828
Prologis (REIT), Inc.	78,900	9,842,775
Simon Property Group, Inc.	6,300	784,980
Ventas, Inc.	91,100	4,420,172
Welltower, Inc.	76,500	6,284,475
		80,002,651
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	7,400	1,232,470
TOTAL REAL ESTATE		81,235,121
UTILITIES - 2.4%
Electric Utilities - 1.7%
Constellation Energy Corp.	51,997	5,025,510
Edison International	49,200	3,540,432
Exelon Corp.	96,293	4,030,825
FirstEnergy Corp.	41,200	1,622,868
NextEra Energy, Inc.	155,614	11,406,506
NRG Energy, Inc.	9,800	372,302
PG&E Corp. (a)	645,493	11,367,132
PPL Corp.	126,100	3,471,533
Southern Co.	171,800	12,428,012
		53,265,120
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	35,300	763,539
Vistra Corp.	98,000	2,749,880
		3,513,419
Multi-Utilities - 0.5%
Dominion Energy, Inc.	75,041	4,018,446
NiSource, Inc.	108,100	3,009,504
Sempra Energy	51,044	7,606,577
		14,634,527
Water Utilities - 0.1%
American Water Works Co., Inc.	21,400	3,155,002
TOTAL UTILITIES		74,568,068
TOTAL COMMON STOCKS (Cost $1,704,332,166)		3,030,389,380

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(a)(c)(d)	21,543	217,153
Series B(a)(c)(d)	3,668	36,973
Series C(a)(c)(d)	107,300	1,081,584
Series D(a)(c)(d)	73,122	737,070
GaN Systems, Inc.:
Series F1(a)(c)(d)	11,470	127,661
Series F2(a)(c)(d)	6,057	67,414
		2,267,855
Software - 0.0%
Skyryse, Inc. Series B (a)(c)(d)	37,900	877,006

TOTAL INFORMATION TECHNOLOGY		3,144,861

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (a)(d)	69,906	763,374

TOTAL PREFERRED STOCKS (Cost $3,703,027)		3,908,235

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% 8/31/23 (f) (Cost $3,086,525)	3,100,000	3,086,422

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	332,309

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	46,582,273	46,591,589
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	30,166,132	30,169,149
TOTAL MONEY MARKET FUNDS (Cost $76,759,617)		76,760,738

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,788,150,193)	3,114,477,084
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(40,450,253)
NET ASSETS - 100.0%	3,074,026,831

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	114	Sep 2023	26,302,650	1,332,474	1,332,474

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,477,170 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,188,770.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082

Astera Labs, Inc. Series B	5/17/22	37,302

Astera Labs, Inc. Series C	8/24/21	360,721

Astera Labs, Inc. Series D	5/17/22	743,614

GaN Systems, Inc. Series F1	11/30/21	97,266

GaN Systems, Inc. Series F2	11/30/21	51,363

GaN Systems, Inc. 0%	11/30/21	268,858

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	50,159,426	460,037,012	463,604,849	1,204,013	-	-	46,591,589	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	8,469,600	129,618,974	107,919,425	11,856	-	-	30,169,149	0.1%
Total	58,629,026	589,655,986	571,524,274	1,215,869	-	-	76,760,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	250,193,060	250,193,060	-	-
Consumer Discretionary	323,334,226	323,334,226	-	-
Consumer Staples	186,645,373	186,645,373	-	-
Energy	126,991,636	126,991,636	-	-
Financials	407,095,814	407,095,814	-	-
Health Care	380,846,413	380,846,413	-	-
Industrials	317,812,784	317,049,410	-	763,374
Information Technology	803,272,278	800,127,417	-	3,144,861
Materials	82,302,842	82,302,842	-	-
Real Estate	81,235,121	81,235,121	-	-
Utilities	74,568,068	74,568,068	-	-

U.S. Government and Government Agency Obligations	3,086,422	-	3,086,422	-

Preferred Securities	332,309	-	-	332,309

Money Market Funds	76,760,738	76,760,738	-	-
Total Investments in Securities:	3,114,477,084	3,107,150,118	3,086,422	4,240,544
Derivative Instruments:

Assets
Futures Contracts	1,332,474	1,332,474	-	-
Total Assets	1,332,474	1,332,474	-	-
Total Derivative Instruments:	1,332,474	1,332,474	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,332,474	0
Total Equity Risk	1,332,474	0
Total Value of Derivatives	1,332,474	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series All-Sector Equity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,904,459) - See accompanying schedule:
Unaffiliated issuers (cost $1,711,390,576)	$3,037,716,346
Fidelity Central Funds (cost $76,759,617)	76,760,738

Total Investment in Securities (cost $1,788,150,193)		$3,114,477,084
Cash		124,553
Receivable for investments sold		13,399,576
Receivable for fund shares sold		3,349,247
Dividends receivable		1,005,331
Distributions receivable from Fidelity Central Funds		221,387
Receivable for daily variation margin on futures contracts		48,125
Other receivables		91,405
Total assets		3,132,716,708
Liabilities
Payable for investments purchased	$6,522,796
Payable for fund shares redeemed	21,988,004
Other payables and accrued expenses	9,928
Collateral on securities loaned	30,169,149
Total Liabilities		58,689,877
Net Assets		$3,074,026,831
Net Assets consist of:
Paid in capital		$1,673,693,124
Total accumulated earnings (loss)		1,400,333,707
Net Assets		$3,074,026,831
Net Asset Value, offering price and redemption price per share ($3,074,026,831 ÷ 287,616,194 shares)		$10.69

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$18,467,983
Interest		58,067
Income from Fidelity Central Funds (including $11,856 from security lending)		1,215,869
Total Income		19,741,919
Expenses
Custodian fees and expenses	$26,040
Independent trustees' fees and expenses	10,180
Interest	10,973
Total Expenses		47,193
Net Investment income (loss)		19,694,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,618,296
Futures contracts	3,766,213
Total net realized gain (loss)		63,384,509
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	331,360,899
Assets and liabilities in foreign currencies	(542)
Futures contracts	(239,979)
Total change in net unrealized appreciation (depreciation)		331,120,378
Net gain (loss)		394,504,887
Net increase (decrease) in net assets resulting from operations		$414,199,613
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,694,726	$39,095,066
Net realized gain (loss)	63,384,509	141,961,720
Change in net unrealized appreciation (depreciation)	331,120,378	(455,038,829)
Net increase (decrease) in net assets resulting from operations	414,199,613	(273,982,043)
Distributions to shareholders	(21,283,065)	(326,028,448)

Share transactions
Proceeds from sales of shares	107,921,468	263,781,985
Reinvestment of distributions	21,283,065	326,028,448
Cost of shares redeemed	(399,551,927)	(753,585,560)

Net increase (decrease) in net assets resulting from share transactions	(270,347,394)	(163,775,127)
Total increase (decrease) in net assets	122,569,154	(763,785,618)

Net Assets
Beginning of period	2,951,457,677	3,715,243,295
End of period	$3,074,026,831	$2,951,457,677

Other Information
Shares
Sold	11,143,044	28,185,768
Issued in reinvestment of distributions	2,399,444	33,988,643
Redeemed	(40,773,772)	(77,938,104)
Net increase (decrease)	(27,231,284)	(15,763,693)

Fidelity® Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$11.24	$11.39	$10.41	$9.35	$13.46
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.13	.15 C	.17	.21
Net realized and unrealized gain (loss)	1.33	(.95)	2.21	2.22	1.78	(.79)
Total from investment operations	1.39	(.83)	2.34	2.37	1.95	(.58)
Distributions from net investment income	- D	(.13)	(.14)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.07)	(.91)	(2.35)	(1.23)	(.71)	(3.31)
Total distributions	(.07)	(1.04)	(2.49)	(1.39) E	(.89)	(3.53)
Net asset value, end of period	$10.69	$9.37	$11.24	$11.39	$10.41	$9.35
Total Return F,G	14.98%	(7.34)%	20.53%	24.94%	21.33%	(3.23)%
Ratios to Average Net Assets B,H,I
Expenses before reductions J	-% K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% K	-%	-%	-%	-%	-%
Net investment income (loss)	1.33% K	1.26%	1.04%	1.47% C	1.68%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,074,027	$2,951,458	$3,715,243	$3,689,394	$3,480,874	$3,598,453
Portfolio turnover rate L	41% K	46%	44%	64%	59%	65%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAmount represents less than .005%.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	3.9
Exxon Mobil Corp.	2.9
Johnson & Johnson	2.4
Wells Fargo & Co.	2.0
The Boeing Co.	1.8
Procter & Gamble Co.	1.8
Bank of America Corp.	1.7
Cisco Systems, Inc.	1.6
General Electric Co.	1.4
Merck & Co., Inc.	1.4
20.9

Market Sectors (% of Fund's net assets)

Financials	20.2
Health Care	14.7
Industrials	13.3
Information Technology	8.7
Consumer Staples	8.1
Energy	8.1
Utilities	5.1
Communication Services	4.9
Materials	4.8
Consumer Discretionary	4.8
Real Estate	4.7
Investment Companies	1.0

Asset Allocation (% of Fund's net assets)

Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,342,267	19,489,717
Verizon Communications, Inc.	2,943,880	100,327,430
		119,817,147
Entertainment - 1.4%
Activision Blizzard, Inc.	343,397	31,853,506
The Walt Disney Co. (a)	804,965	71,553,339
Warner Bros Discovery, Inc. (a)	2,356,705	30,802,134
		134,208,979
Media - 1.6%
Comcast Corp. Class A	2,925,555	132,410,619
Omnicom Group, Inc. (b)	377,190	31,917,818
		164,328,437
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	530,232	73,050,063
TOTAL COMMUNICATION SERVICES		491,404,626
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.7%
General Motors Co.	1,744,800	66,947,976
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	543,000	84,431,070
McDonald's Corp.	262,500	76,965,000
		161,396,070
Household Durables - 0.5%
Tempur Sealy International, Inc.	1,056,900	47,169,447
Specialty Retail - 2.0%
Dick's Sporting Goods, Inc.	491,200	69,259,200
Lowe's Companies, Inc.	415,700	97,386,039
Williams-Sonoma, Inc. (b)	280,100	38,833,064
		205,478,303
TOTAL CONSUMER DISCRETIONARY		480,991,796
CONSUMER STAPLES - 8.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	103,200	28,152,960
Diageo PLC	483,537	21,102,663
Keurig Dr. Pepper, Inc.	1,462,900	49,753,229
The Coca-Cola Co.	1,381,500	85,556,295
		184,565,147
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	113,800	7,546,078
Dollar Tree, Inc. (a)	344,200	53,120,386
Performance Food Group Co. (a)	277,900	16,607,304
Walmart, Inc.	601,571	96,167,140
		173,440,908
Food Products - 1.1%
Archer Daniels Midland Co.	297,700	25,292,592
Bunge Ltd.	80,900	8,791,403
Darling Ingredients, Inc. (a)	126,800	8,780,900
General Mills, Inc.	42,000	3,139,080
Lamb Weston Holdings, Inc.	50,300	5,212,589
Mondelez International, Inc.	856,852	63,518,439
		114,735,003
Household Products - 2.1%
Colgate-Palmolive Co.	180,600	13,772,556
Energizer Holdings, Inc.	29,700	1,060,290
Kimberly-Clark Corp.	47,300	6,106,430
Procter & Gamble Co.	1,156,672	180,787,834
Reynolds Consumer Products, Inc.	204,300	5,655,024
		207,382,134
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	54,700	9,846,000
Kenvue, Inc.	35,600	843,008
		10,689,008
Tobacco - 1.3%
Altria Group, Inc.	1,056,400	47,981,688
Philip Morris International, Inc.	804,000	80,174,880
		128,156,568
TOTAL CONSUMER STAPLES		818,968,768
ENERGY - 8.1%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	1,703,600	99,388,024
Oil, Gas & Consumable Fuels - 7.1%
Canadian Natural Resources Ltd.	1,585,600	96,423,815
Cenovus Energy, Inc. (Canada)	6,063,147	115,317,732
Exxon Mobil Corp.	2,761,000	296,089,640
Hess Corp.	560,100	84,983,973
Marathon Petroleum Corp.	525,100	69,848,802
Targa Resources Corp.	667,800	54,752,922
		717,416,884
TOTAL ENERGY		816,804,908
FINANCIALS - 20.2%
Banks - 8.6%
Bank of America Corp.	5,207,276	166,632,832
BNP Paribas SA	446,731	29,460,942
Citigroup, Inc.	949,190	45,238,395
JPMorgan Chase & Co.	2,454,911	387,777,740
KeyCorp	2,878,886	35,439,087
Wells Fargo & Co.	4,399,426	203,077,504
		867,626,500
Capital Markets - 3.7%
Bank of New York Mellon Corp.	2,296,391	104,164,296
BlackRock, Inc. Class A	179,834	132,870,351
Cboe Global Markets, Inc.	312,653	43,671,371
Morgan Stanley	1,041,600	95,368,896
		376,074,914
Consumer Finance - 0.5%
Capital One Financial Corp.	443,130	51,855,073
Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	278,381	97,978,977
Fiserv, Inc. (a)	577,089	72,834,403
FleetCor Technologies, Inc. (a)	80,242	19,973,036
Global Payments, Inc.	541,000	59,645,250
		250,431,666
Insurance - 4.9%
Arthur J. Gallagher & Co.	376,503	80,872,844
Chubb Ltd.	489,270	100,011,681
Globe Life, Inc.	348,352	39,074,644
Hartford Financial Services Group, Inc.	1,409,606	101,322,479
Progressive Corp.	330,848	41,680,231
The Travelers Companies, Inc.	717,000	123,761,370
		486,723,249
TOTAL FINANCIALS		2,032,711,402
HEALTH CARE - 14.7%
Biotechnology - 0.4%
Biogen, Inc. (a)	58,600	15,833,134
Regeneron Pharmaceuticals, Inc. (a)	37,200	27,599,052
		43,432,186
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	814,500	90,678,285
Becton, Dickinson & Co.	200,100	55,751,862
Boston Scientific Corp. (a)	1,383,000	71,708,550
Stryker Corp.	177,600	50,333,616
		268,472,313
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	482,600	90,197,940
Cigna Group	329,300	97,176,430
CVS Health Corp.	953,600	71,224,384
Molina Healthcare, Inc. (a)	255,500	77,797,195
UnitedHealth Group, Inc.	230,300	116,617,011
		453,012,960
Life Sciences Tools & Services - 1.9%
Danaher Corp.	361,300	92,153,178
Thermo Fisher Scientific, Inc.	168,800	92,613,808
		184,766,986
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	925,700	57,569,283
Johnson & Johnson	1,438,206	240,942,651
Merck & Co., Inc.	1,328,900	141,727,185
Pfizer, Inc.	2,341,100	84,420,066
		524,659,185
TOTAL HEALTH CARE		1,474,343,630
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.0%
Northrop Grumman Corp.	185,756	82,661,420
Raytheon Technologies Corp.	428,592	37,686,095
The Boeing Co. (a)	760,415	181,625,123
		301,972,638
Air Freight & Logistics - 1.4%
FedEx Corp.	519,211	140,161,009
Construction & Engineering - 0.8%
Fluor Corp. (a)	2,562,000	79,370,760
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC	1,317,670	55,671,558
Ground Transportation - 2.8%
Knight-Swift Transportation Holdings, Inc. Class A	1,574,600	95,656,950
U-Haul Holding Co. (non-vtg.)	1,295,387	74,109,090
XPO, Inc. (a)	1,592,500	110,264,700
		280,030,740
Industrial Conglomerates - 1.7%
3M Co.	240,116	26,772,934
General Electric Co.	1,275,312	145,691,643
		172,464,577
Machinery - 1.8%
Allison Transmission Holdings, Inc.	1,572,800	92,307,632
Timken Co.	967,300	89,823,478
		182,131,110
Professional Services - 1.2%
Concentrix Corp.	745,526	62,057,584
Manpower, Inc.	776,200	61,226,656
		123,284,240
TOTAL INDUSTRIALS		1,335,086,632
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	3,172,945	165,120,058
Electronic Equipment, Instruments & Components - 2.1%
Jabil, Inc.	255,302	28,254,272
TD SYNNEX Corp.	443,280	43,756,169
Teledyne Technologies, Inc. (a)	245,837	94,531,702
Vontier Corp.	1,501,444	46,439,663
		212,981,806
IT Services - 2.7%
Amdocs Ltd.	526,812	49,330,676
Capgemini SA	372,468	67,498,119
GoDaddy, Inc. (a)	467,902	36,070,565
IBM Corp.	783,310	112,937,636
		265,836,996
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	1,298,251	121,957,699
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	617,358	61,211,046
		183,168,745
Software - 0.5%
Gen Digital, Inc.	2,580,797	50,196,502
TOTAL INFORMATION TECHNOLOGY		877,304,107
MATERIALS - 4.8%
Chemicals - 2.8%
Axalta Coating Systems Ltd. (a)	1,346,700	43,094,400
Celanese Corp. Class A	402,000	50,406,780
Olin Corp.	1,016,151	58,611,590
The Chemours Co. LLC	1,610,000	59,537,800
Westlake Corp.	468,400	64,405,000
		276,055,570
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	1,843,465	42,325,956
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,734,400	77,440,960
Glencore PLC	7,659,700	46,581,979
		124,022,939
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	572,800	43,607,264
TOTAL MATERIALS		486,011,729
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	131,800	25,082,858
Digital Realty Trust, Inc.	302,800	37,734,936
Equinix, Inc.	38,050	30,817,456
Equity Lifestyle Properties, Inc.	881,900	62,773,642
Essex Property Trust, Inc.	236,400	57,575,220
Host Hotels & Resorts, Inc.	876,600	16,129,440
Invitation Homes, Inc.	2,006,700	71,237,850
Mid-America Apartment Communities, Inc.	272,100	40,722,486
Prologis (REIT), Inc.	533,863	66,599,409
Welltower, Inc.	812,700	66,763,305
		475,436,602
UTILITIES - 5.1%
Electric Utilities - 3.4%
Constellation Energy Corp.	712,733	68,885,644
Edison International	743,601	53,509,528
FirstEnergy Corp.	842,100	33,170,319
PG&E Corp. (a)	4,386,648	77,248,871
PPL Corp.	1,465,000	40,331,450
Southern Co.	960,800	69,504,272
		342,650,084
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	2,398,500	51,879,555
Vistra Corp.	1,740,633	48,842,162
		100,721,717
Multi-Utilities - 0.7%
Sempra Energy	434,200	64,704,484
TOTAL UTILITIES		508,076,285
TOTAL COMMON STOCKS (Cost $7,678,477,591)		9,797,140,485

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	160,853,085	160,885,256
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	52,400,260	52,405,500
TOTAL MONEY MARKET FUNDS (Cost $213,289,895)		213,290,756

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 1000 Value Index ETF (Cost $89,495,874)	592,500	96,808,575

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $7,981,263,360)	10,107,239,816
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(52,979,968)
NET ASSETS - 100.0%	10,054,259,848

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	200,523,919	2,767,870,450	2,807,509,113	4,964,562	-	-	160,885,256	0.4%
Fidelity Securities Lending Cash Central Fund 5.32%	117,148,435	541,774,069	606,517,004	67,609	-	-	52,405,500	0.2%
Total	317,672,354	3,309,644,519	3,414,026,117	5,032,171	-	-	213,290,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	491,404,626	491,404,626	-	-
Consumer Discretionary	480,991,796	480,991,796	-	-
Consumer Staples	818,968,768	797,866,105	21,102,663	-
Energy	816,804,908	816,804,908	-	-
Financials	2,032,711,402	2,003,250,460	29,460,942	-
Health Care	1,474,343,630	1,474,343,630	-	-
Industrials	1,335,086,632	1,335,086,632	-	-
Information Technology	877,304,107	809,805,988	67,498,119	-
Materials	486,011,729	439,429,750	46,581,979	-
Real Estate	475,436,602	475,436,602	-	-
Utilities	508,076,285	508,076,285	-	-

Money Market Funds	213,290,756	213,290,756	-	-

Equity Funds	96,808,575	96,808,575	-	-
Total Investments in Securities:	10,107,239,816	9,942,596,113	164,643,703	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,081,920) - See accompanying schedule:
Unaffiliated issuers (cost $7,767,973,465)	$9,893,949,060
Fidelity Central Funds (cost $213,289,895)	213,290,756

Total Investment in Securities (cost $7,981,263,360)		$10,107,239,816
Foreign currency held at value (cost $1,886)		1,887
Receivable for investments sold		145,139,390
Receivable for fund shares sold		370,360
Dividends receivable		10,046,290
Distributions receivable from Fidelity Central Funds		592,738
Total assets		10,263,390,481
Liabilities
Payable to custodian bank	$138,450
Payable for investments purchased	41,513,479
Payable for fund shares redeemed	115,052,485
Other payables and accrued expenses	20,719
Collateral on securities loaned	52,405,500
Total Liabilities		209,130,633
Net Assets		$10,054,259,848
Net Assets consist of:
Paid in capital		$7,768,679,969
Total accumulated earnings (loss)		2,285,579,879
Net Assets		$10,054,259,848
Net Asset Value, offering price and redemption price per share ($10,054,259,848 ÷ 769,059,756 shares)		$13.07

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$103,152,683
Income from Fidelity Central Funds (including $67,609 from security lending)		5,032,171
Total Income		108,184,854
Expenses
Custodian fees and expenses	$45,460
Independent trustees' fees and expenses	32,382
Interest	31,021
Total Expenses		108,863
Net Investment income (loss)		108,075,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	105,369,211
Foreign currency transactions	62,799
Total net realized gain (loss)		105,432,010
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	208,454,618
Assets and liabilities in foreign currencies	15,016
Total change in net unrealized appreciation (depreciation)		208,469,634
Net gain (loss)		313,901,644
Net increase (decrease) in net assets resulting from operations		$421,977,635
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,075,991	$190,356,949
Net realized gain (loss)	105,432,010	555,797,732
Change in net unrealized appreciation (depreciation)	208,469,634	(597,003,584)
Net increase (decrease) in net assets resulting from operations	421,977,635	149,151,097
Distributions to shareholders	(35,041,608)	(1,101,528,160)

Share transactions
Proceeds from sales of shares	863,167,741	1,157,631,759
Reinvestment of distributions	35,041,608	1,101,528,160
Cost of shares redeemed	(903,624,457)	(2,517,640,943)

Net increase (decrease) in net assets resulting from share transactions	(5,415,108)	(258,481,024)
Total increase (decrease) in net assets	381,520,919	(1,210,858,087)

Net Assets
Beginning of period	9,672,738,929	10,883,597,016
End of period	$10,054,259,848	$9,672,738,929

Other Information
Shares
Sold	71,473,354	92,935,392
Issued in reinvestment of distributions	2,979,729	88,994,941
Redeemed	(72,474,278)	(197,783,315)
Net increase (decrease)	1,978,805	(15,852,982)

Fidelity® Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$13.90	$12.64	$12.46	$11.57	$13.47
Income from Investment Operations
Net investment income (loss) A,B	.14	.25	.26	.28 C	.28	.29
Net realized and unrealized gain (loss)	.37	(.03)	3.04	.39	1.33	(1.01)
Total from investment operations	.51	.22	3.30	.67	1.61	(.72)
Distributions from net investment income	(.01)	(.27)	(.27)	(.28)	(.31)	(.27)
Distributions from net realized gain	(.04)	(1.23)	(1.77)	(.21)	(.41)	(.90)
Total distributions	(.05)	(1.51) D	(2.04)	(.49)	(.72)	(1.18) D
Net asset value, end of period	$13.07	$12.61	$13.90	$12.64	$12.46	$11.57
Total Return E,F	4.05%	2.10%	26.30%	5.74%	13.98%	(5.07)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	2.25% J	1.98%	1.75%	2.54% C	2.32%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$10,054,260	$9,672,739	$10,883,597	$10,931,056	$9,973,648	$10,531,018
Portfolio turnover rate K	95% J	72%	81%	94%	65% L	87% M

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

MThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Series Value Discovery Fund
Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	4.7
Exxon Mobil Corp.	4.4
Comcast Corp. Class A	3.2
JPMorgan Chase & Co.	3.1
Cigna Group	2.5
Johnson & Johnson	2.4
Chubb Ltd.	2.3
Centene Corp.	2.2
Cisco Systems, Inc.	2.2
Bank of America Corp.	2.2
29.2

Market Sectors (% of Fund's net assets)

Financials	23.4
Health Care	19.5
Consumer Staples	11.0
Utilities	10.0
Energy	9.4
Industrials	8.2
Information Technology	6.8
Communication Services	5.4
Consumer Discretionary	2.3
Materials	2.3
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Value Discovery Fund
Schedule of Investments July 31, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Entertainment - 2.2%
Activision Blizzard, Inc.	2,270,900	210,648,684
Media - 3.2%
Comcast Corp. Class A	7,000,404	316,838,285
TOTAL COMMUNICATION SERVICES		527,486,969
CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 1.3%
H&R Block, Inc. (a)	3,768,912	126,673,132
Specialty Retail - 1.0%
Ross Stores, Inc.	837,800	96,045,392
TOTAL CONSUMER DISCRETIONARY		222,718,524
CONSUMER STAPLES - 11.0%
Beverages - 1.7%
Coca-Cola European Partners PLC	1,862,200	118,044,858
Keurig Dr. Pepper, Inc.	1,512,900	51,453,729
		169,498,587
Consumer Staples Distribution & Retail - 2.2%
BJ's Wholesale Club Holdings, Inc. (b)	454,600	30,144,526
Dollar General Corp.	539,639	91,123,442
U.S. Foods Holding Corp. (b)	2,190,030	93,579,982
		214,847,950
Food Products - 2.7%
Mondelez International, Inc.	2,666,800	197,689,884
Tyson Foods, Inc. Class A	1,215,600	67,733,232
		265,423,116
Household Products - 2.7%
Procter & Gamble Co.	890,800	139,232,040
Reckitt Benckiser Group PLC	939,600	70,387,450
The Clorox Co.	328,500	49,761,180
		259,380,670
Personal Care Products - 1.7%
Haleon PLC	14,804,700	63,903,368
Kenvue, Inc. (a)	2,205,400	52,223,872
Unilever PLC sponsored ADR	967,200	51,967,656
		168,094,896
TOTAL CONSUMER STAPLES		1,077,245,219
ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. (b)	1,411,581	37,759,792
ConocoPhillips Co.	1,187,400	139,780,728
Dynagas LNG Partners LP (b)	994,300	2,803,926
Equinor ASA sponsored ADR	2,331,500	71,530,420
Exxon Mobil Corp.	4,019,600	431,061,904
Occidental Petroleum Corp.	1,250,000	78,912,500
Ovintiv, Inc.	1,313,800	60,553,042
Parex Resources, Inc.	4,309,369	95,458,741
		917,861,053
FINANCIALS - 23.4%
Banks - 10.2%
Bank of America Corp.	6,867,700	219,766,400
Cullen/Frost Bankers, Inc.	214,900	23,333,842
JPMorgan Chase & Co.	1,900,100	300,139,796
M&T Bank Corp.	770,944	107,824,228
PNC Financial Services Group, Inc.	691,200	94,618,368
U.S. Bancorp	2,055,700	81,570,176
Wells Fargo & Co.	3,850,600	177,743,696
		1,004,996,506
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	437,731	60,687,026
BlackRock, Inc. Class A	214,500	158,483,325
Invesco Ltd.	767,324	12,891,043
Northern Trust Corp.	652,500	52,278,300
		284,339,694
Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (b)	1,307,766	460,281,321
Insurance - 5.6%
Chubb Ltd.	1,121,239	229,192,464
The Travelers Companies, Inc.	1,228,070	211,977,163
Willis Towers Watson PLC	492,100	103,995,493
		545,165,120
TOTAL FINANCIALS		2,294,782,641
HEALTH CARE - 19.5%
Health Care Providers & Services - 10.4%
Centene Corp. (b)	3,241,203	220,693,512
Cigna Group	841,907	248,446,756
CVS Health Corp.	1,301,100	97,179,159
Elevance Health, Inc.	297,626	140,369,350
Humana, Inc.	269,222	122,988,686
UnitedHealth Group, Inc.	380,544	192,696,065
		1,022,373,528
Pharmaceuticals - 9.1%
AstraZeneca PLC sponsored ADR	2,260,554	162,081,722
Bristol-Myers Squibb Co.	3,364,448	209,235,021
Johnson & Johnson	1,377,600	230,789,328
Roche Holding AG (participation certificate)	399,289	123,800,140
Sanofi SA sponsored ADR	3,169,678	169,165,715
		895,071,926
TOTAL HEALTH CARE		1,917,445,454
INDUSTRIALS - 8.2%
Aerospace & Defense - 3.7%
Airbus Group NV	362,900	53,455,177
L3Harris Technologies, Inc.	401,500	76,080,235
Lockheed Martin Corp.	209,100	93,335,967
Northrop Grumman Corp.	310,400	138,128,000
		360,999,379
Air Freight & Logistics - 0.5%
DHL Group	888,000	45,615,352
Electrical Equipment - 1.2%
Eaton Corp. PLC	123,900	25,439,148
Regal Rexnord Corp.	624,100	97,471,938
		122,911,086
Industrial Conglomerates - 0.8%
Siemens AG	452,500	77,125,106
Machinery - 1.4%
Deere & Co.	127,400	54,731,040
Oshkosh Corp.	171,100	15,753,177
Pentair PLC	1,032,100	71,730,950
		142,215,167
Professional Services - 0.6%
Maximus, Inc.	687,200	57,559,872
TOTAL INDUSTRIALS		806,425,962
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 2.2%
Cisco Systems, Inc.	4,231,975	220,231,979
IT Services - 2.1%
Amdocs Ltd.	1,204,338	112,774,210
Capgemini SA	275,500	49,925,717
Cognizant Technology Solutions Corp. Class A	689,779	45,546,107
		208,246,034
Software - 1.3%
Gen Digital, Inc.	3,657,528	71,138,920
Open Text Corp. (a)	1,189,900	51,106,205
		122,245,125
TOTAL INFORMATION TECHNOLOGY		550,723,138
MATERIALS - 2.3%
Chemicals - 1.3%
DuPont de Nemours, Inc.	1,673,495	129,913,417
Metals & Mining - 1.0%
Lundin Mining Corp.	7,677,300	68,642,450
Newmont Corp.	554,929	23,817,553
		92,460,003
TOTAL MATERIALS		222,373,420
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (b)	661,572	55,115,563
UTILITIES - 10.0%
Electric Utilities - 7.5%
Constellation Energy Corp.	1,161,301	112,239,742
Edison International	1,400,000	100,744,000
Evergy, Inc.	1,127,200	67,598,184
NextEra Energy, Inc.	1,223,300	89,667,890
PG&E Corp. (b)	12,001,100	211,339,371
Portland General Electric Co. (a)	931,400	44,399,838
Southern Co.	1,597,876	115,590,350
		741,579,375
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	3,483,600	75,350,268
Multi-Utilities - 1.7%
Dominion Energy, Inc.	1,929,100	103,303,305
National Grid PLC	4,781,000	63,371,345
		166,674,650
TOTAL UTILITIES		983,604,293
TOTAL COMMON STOCKS (Cost $7,692,182,738)		9,575,782,236

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,654,373
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,677,520	120,284,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $110,467,812)		124,938,667

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	111,267,822	111,290,076
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	66,389,062	66,395,701
TOTAL MONEY MARKET FUNDS (Cost $177,685,777)		177,685,777

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $7,980,336,327)	9,878,406,680
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(71,979,904)
NET ASSETS - 100.0%	9,806,426,776

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	134,700,535	2,070,331,185	2,093,741,644	6,144,746	-	-	111,290,076	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	20,631,250	349,390,170	303,625,719	116,858	-	-	66,395,701	0.2%
Total	155,331,785	2,419,721,355	2,397,367,363	6,261,604	-	-	177,685,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	527,486,969	527,486,969	-	-
Consumer Discretionary	222,718,524	222,718,524	-	-
Consumer Staples	1,077,245,219	942,954,401	134,290,818	-
Energy	922,515,426	922,515,426	-	-
Financials	2,294,782,641	2,294,782,641	-	-
Health Care	1,917,445,454	1,793,645,314	123,800,140	-
Industrials	806,425,962	675,845,679	130,580,283	-
Information Technology	671,007,432	621,081,715	49,925,717	-
Materials	222,373,420	222,373,420	-	-
Real Estate	55,115,563	55,115,563	-	-
Utilities	983,604,293	920,232,948	63,371,345	-

Money Market Funds	177,685,777	177,685,777	-	-
Total Investments in Securities:	9,878,406,680	9,376,438,377	501,968,303	-
Fidelity® Series Value Discovery Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,940,328) - See accompanying schedule:
Unaffiliated issuers (cost $7,802,650,550)	$9,700,720,903
Fidelity Central Funds (cost $177,685,777)	177,685,777

Total Investment in Securities (cost $7,980,336,327)		$9,878,406,680
Cash		799,520
Foreign currency held at value (cost $215)		216
Receivable for investments sold		23,311,591
Receivable for fund shares sold		14,085,316
Dividends receivable		13,364,094
Distributions receivable from Fidelity Central Funds		1,060,041
Other receivables		58
Total assets		9,931,027,516
Liabilities
Payable for investments purchased	$10,662,732
Payable for fund shares redeemed	47,510,564
Other payables and accrued expenses	31,743
Collateral on securities loaned	66,395,701
Total Liabilities		124,600,740
Net Assets		$9,806,426,776
Net Assets consist of:
Paid in capital		$7,599,228,536
Total accumulated earnings (loss)		2,207,198,240
Net Assets		$9,806,426,776
Net Asset Value, offering price and redemption price per share ($9,806,426,776 ÷ 639,241,648 shares)		$15.34

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$106,898,634
Interest		2,200
Income from Fidelity Central Funds (including $116,858 from security lending)		6,261,604
Total Income		113,162,438
Expenses
Custodian fees and expenses	$64,483
Independent trustees' fees and expenses	29,607
Total expenses before reductions	94,090
Expense reductions	(1,995)
Total expenses after reductions		92,095
Net Investment income (loss)		113,070,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	224,413,537
Foreign currency transactions	165,473
Total net realized gain (loss)		224,579,010
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(180,671,942)
Assets and liabilities in foreign currencies	218,060
Total change in net unrealized appreciation (depreciation)		(180,453,882)
Net gain (loss)		44,125,128
Net increase (decrease) in net assets resulting from operations		$157,195,471
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,070,343	$175,385,662
Net realized gain (loss)	224,579,010	298,928,989
Change in net unrealized appreciation (depreciation)	(180,453,882)	(379,785,791)
Net increase (decrease) in net assets resulting from operations	157,195,471	94,528,860
Distributions to shareholders	(24,895,530)	(714,886,691)

Share transactions
Proceeds from sales of shares	1,341,611,249	1,990,740,468
Reinvestment of distributions	24,895,530	714,886,691
Cost of shares redeemed	(699,371,921)	(2,209,464,030)

Net increase (decrease) in net assets resulting from share transactions	667,134,858	496,163,129
Total increase (decrease) in net assets	799,434,799	(124,194,702)

Net Assets
Beginning of period	9,006,991,977	9,131,186,679
End of period	$9,806,426,776	$9,006,991,977

Other Information
Shares
Sold	92,408,164	130,968,012
Issued in reinvestment of distributions	1,768,148	47,215,366
Redeemed	(47,301,382)	(144,612,002)
Net increase (decrease)	46,874,930	33,571,376

Fidelity® Series Value Discovery Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.21	$16.34	$14.29	$13.01	$12.19	$13.89
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.31	.32 C	.32	.32
Net realized and unrealized gain (loss)	(.01) D	(.10)	3.15	1.39	1.03	(1.20)
Total from investment operations	.17	.22	3.46	1.71	1.35	(.88)
Distributions from net investment income	(.01)	(.32)	(.33)	(.30)	(.34)	(.30)
Distributions from net realized gain	(.03)	(1.03)	(1.08)	(.13)	(.19)	(.52)
Total distributions	(.04)	(1.35)	(1.41)	(.43)	(.53)	(.82)
Net asset value, end of period	$15.34	$15.21	$16.34	$14.29	$13.01	$12.19
Total Return E,F	1.15%	1.55%	24.35%	13.45%	10.95%	(6.12)%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	2.45% J	2.12%	1.87%	2.54% C	2.49%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$9,806,427	$9,006,992	$9,131,187	$8,971,710	$7,556,991	$7,742,285
Portfolio turnover rate K	37% J	35%	38%	75%	47%	40% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund, and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund.	$1,795,187,681	$1,354,323,781	$ (33,701,904)	$1,320,621,877
Fidelity Series Stock Selector Large Cap Value Fund	8,015,978,455	2,284,533,973	(193,272,612)	2,091,261,361
Fidelity Series Value Discovery Fund	8,015,227,401	2,077,826,307	(214,647,028)	1,863,179,279

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	595,103,625	855,165,489
Fidelity Series Stock Selector Large Cap Value Fund	4,562,711,094	4,475,608,889
Fidelity Series Value Discovery Fund	2,485,394,886	1,663,258,382

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$10,612
Fidelity Series Stock Selector Large Cap Value Fund	82,219
Fidelity Series Value Discovery Fund	23,914

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series All-Sector Equity Fund	Borrower	$24,764,000	5.32%	$10,973
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	$105,056,000	5.32%	$31,021

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	55,583,159	83,958,890	12,775,590
Fidelity Series Stock Selector Large Cap Value Fund	425,472,810	393,351,152	28,649,678
Fidelity Series Value Discovery Fund	181,162,414	94,165,147	21,622,984
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series All-Sector Equity Fund	$1,373	$-	$-
Fidelity Series Stock Selector Large Cap Value Fund	$7,168	$-	$-
Fidelity Series Value Discovery Fund	$20,283	$-	$-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Value Discovery Fund	1,995
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Series All-Sector Equity Fund	-%-D
Actual		$ 1,000	$ 1,149.80	$-E
Hypothetical-B		$ 1,000	$ 1,024.79	$-E

Fidelity® Series Stock Selector Large Cap Value Fund	-%-D
Actual		$ 1,000	$ 1,040.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.79	$-E

Fidelity® Series Value Discovery Fund	-%-D
Actual		$ 1,000	$ 1,011.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.79	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2026.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.956974.110
EDT-LDT-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023